UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period:  June 1, 2021 – November 30, 2021

Item 1. Reports to Stockholders.

(a)
SEMI-ANNUAL REPORT

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE OAK RIDGE ALL CAP GROWTH FUND

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND

NORTH SQUARE TACTICAL GROWTH FUND

NORTH SQUARE TACTICAL DEFENSIVE FUND

NORTH SQUARE TRILOGY ALTERNATIVE RETURN FUND

NOVEMBER 30, 2021

As of January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	9
Statements of Assets and Liabilities	44
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	58
Notes to Financial Statements	74
Supplemental Information	88
Expense Examples	101

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Oak Ridge Small Cap Growth Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	4.36%	15.50%	13.59%	11.27%	10.46%	01/03/94
Class I2	4.50%	15.79%	13.90%	11.62%	12.26%	12/29/09
After deducting maximum sales charge
Class A1	-1.64%	8.86%	12.26%	10.62%	10.23%	01/03/94
Russell 2000 Growth Index	-1.65%	11.95%	14.74%	14.06%	8.44%	01/03/94
Russell 2000 Index	-2.60%	22.03%	12.14%	13.06%	9.46%	01/03/94

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 1.75% and 1.39%, and for Class I shares were 1.51% and 1.14% which were the amounts stated in the prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.39%, and 1.14% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Dynamic Small Cap Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	2.86%	29.85%	14.85%	15.59%	14.90%	11/01/08
Russell 2000 Index	-2.60%	22.03%	12.14%	13.06%	12.90%	11/01/08

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. The Predecessor Fund commenced operations on September 30, 2015 after the conversion of the Algert Global U.S. Small Cap account (the “Predecessor Account”). As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between May 10, 2019 and September 30, 2015 represent the performance of the Predecessor Fund, and performance results shown prior to September 30, 2015 represent the performance of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.67% and 0.99%, respectively, which were the amounts stated in the current prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge All Cap Growth Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	3 Year	5 Year	Inception	Date
Class I	14.21%	26.78%	25.57%	22.30%	20.19%	07/29/16
Russell 3000 Growth Index	16.20%	29.39%	28.31%	24.37%	22.66%	07/29/16

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class I shares were 1.45% and 0.95%, respectively, which were stated in the prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.95% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

North Square Multi Strategy Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	5.05%	22.12%	14.66%	12.76%	6.25%	03/01/99
Class I2	5.19%	22.68%	15.15%	13.04%	8.56%	08/10/04
After deducting maximum sales charge
Class A1	-0.99%	15.10%	13.31%	12.10%	5.97%	03/01/99
Russell 3000 Index	7.62%	26.34%	17.51%	15.95%	8.28%	03/01/99

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The gross expense ratio for Class A shares was 1.93% and for Class I shares was 1.68%, which were the amounts stated in the current prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 1.17% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Dividend Growth Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	3 Year	5 Year	Inception	Date
Class I	6.73%	24.35%	17.68%	16.79%	13.70%	06/28/13
S&P 500 Index	9.38%	27.92%	20.38%	17.90%	15.44%	06/28/13

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.43% and 1.00%, respectively, which were the amounts stated in the prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.00% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Tactical Growth Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	2.30%	14.39%	9.58%	9.09%	8.34%	04/01/13
Class C2	1.95%	13.54%	8.76%	8.27%	7.52%	04/01/13
Class I3	2.42%	14.64%	9.85%	9.37%	7.45%	05/03/04
After deducting maximum sales charge
Class A1	-3.58%	7.81%	8.29%	8.45%	7.60%	04/01/13
Class C2	0.95%	12.54%	8.76%	8.27%	7.52%	04/01/13
Morningstar Moderately
Aggressive Target Risk Index	0.47%	14.30%	11.60%	10.21%	8.30%	05/03/04

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Growth Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. The Predecessor Fund commenced operations on March 23, 2013 after the conversion of the ETF Market Opportunity Fund (the “Acquired Fund”), a series of Aviemore Trust. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Acquired Fund. Performance results shown in the performance table above between June 11, 2021 and March 23, 2013 reflect the performance of the Predecessor Fund, and performance results shown prior to March 23, 2013 represent the performance of the Acquired Fund. The performance shown for Class A and Class C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and Class C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and Class C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 1.73%, 2.49% and 1.51%, respectively, and net expense ratios for Class A, C, and I shares were 1.73%, 2.48% and 1.48%, respectively, which were the amounts stated in the current prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.30% of the average daily net assets of the each class of the Fund. This agreement is in effect until January 19, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Tactical Defensive Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	4.82%	15.82%	8.24%	6.69%	4.66%	09/15/06
Class C2	4.38%	14.94%	7.41%	5.86%	5.27%	10/01/09
Class I3	4.88%	16.06%	8.44%	6.91%	6.22%	05/28/10
After deducting maximum sales charge
Class A1	-1.21%	9.16%	6.96%	6.06%	4.25%	09/15/06
Class C2	3.38%	13.94%	7.41%	5.86%	5.27%	10/01/09
Morningstar Moderate Target Risk Index	0.58%	10.46%	9.75%	8.50%	6.97%	09/15/06

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Defensive Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on June 11, 2021 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 1.98%, 2.72% and 1.79%, respectively, which were the amounts stated in the current prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.70% of the average daily net assets of the each class of the Fund. This agreement is in effect until January 19, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Trilogy Alternative Return Fund
FUND PERFORMANCE at November 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2021	6 Month	1 Year	3 Year	5 Year	Inception	Date
Before deducting maximum sales charge
Class A1	-0.34%	4.85%	3.44%	2.24%	2.48%	04/02/12
Class C2	-0.79%	3.99%	2.68%	1.48%	1.72%	04/02/12
Class I3	-0.22%	5.04%	3.69%	2.49%	2.73%	04/02/12
After deducting maximum sales charge
Class A1	-6.07%	-1.18%	1.42%	1.03%	1.85%	04/02/12
Class C2	-1.78%	2.99%	2.68%	1.48%	1.72%	04/02/12
HFRX Absolute Return Index	-0.70%	2.46%	2.40%	2.25%	1.96%	04/02/12
Bloomberg U.S. Aggregate Bond Index	1.02%	-1.15%	5.52%	3.65%	2.99%	04/02/12

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Trilogy Alternative Return Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on June 11, 2021 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 2.03%, 2.79% and 1.85%, respectively, and net expense ratios for Class A, C, and I were 1.69%, 2.44% and 1.44%, respectively, which were the amounts stated in the current prospectus dated September 30, 2021. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.38% of the average daily net assets of the each class of the Fund. This agreement is in effect until January 19, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.0%

	COMMUNICATION SERVICES – 2.1%
	Media – 2.1%
29,982	TechTarget, Inc.*	$2,897,161
	TOTAL COMMUNICATION SERVICES	2,897,161

	CONSUMER DISCRETIONARY – 13.1%

	Distributors – 1.8%
4,517	Pool Corp.	2,502,960

	Hotels, Restaurants & Leisure – 1.4%
16,024	NeoGames S.A.*[1]	533,920
9,357	Wingstop, Inc.	1,502,734
		2,036,654
	Internet & Direct Marketing Retail – 0.7%
64,777	The RealReal, Inc.*	1,008,578

	Leisure Products – 2.6%
39,137	YETI Holdings, Inc.*	3,606,866

	Multiline Retail – 1.0%
23,714	Ollie’s Bargain Outlet Holdings, Inc.*	1,467,659

	Specialty Retail – 5.6%
5,226	Burlington Stores, Inc.*	1,531,897
9,309	Five Below, Inc.*	1,893,823
87,881	Leslie’s, Inc.*	1,841,986
55,089	National Vision Holdings, Inc.*	2,646,476
		7,914,182
	TOTAL CONSUMER DISCRETIONARY	18,536,899

	CONSUMER STAPLES – 5.6%

	Food & Staples Retailing – 3.5%
56,688	BJ’s Wholesale Club Holdings, Inc.*	3,749,911
40,178	Grocery Outlet Holding Corp.*	1,163,555
		4,913,466
	Food Products – 2.1%
122,524	Nomad Foods Ltd.*[1]	2,927,098
	TOTAL CONSUMER STAPLES	7,840,564

	FINANCIALS – 1.6%

	Insurance – 1.6%
5,349	Kinsale Capital Group, Inc.	1,112,592
16,438	Palomar Holdings, Inc.*	1,201,289
		2,313,881
	TOTAL FINANCIALS	2,313,881

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE – 25.1%

	Biotechnology – 9.3%
4,646	argenx SE – ADR*[1]	$1,297,210
19,988	Arrowhead Pharmaceuticals, Inc.*	1,400,159
11,732	Biohaven Pharmaceutical Holding Co Ltd.*[1]	1,316,800
9,250	Blueprint Medicines Corp.*	889,850
54,979	Halozyme Therapeutics, Inc.*	1,807,710
84,767	Heron Therapeutics, Inc.*	801,048
14,921	Horizon Therapeutics PLC*[1]	1,548,203
28,745	Insmed, Inc.*	791,062
21,924	Oyster Point Pharma, Inc.*	228,667
54,134	Travere Therapeutics, Inc.*	1,545,526
37,381	Veracyte, Inc.*	1,550,564
		13,176,799
	Health Care Equipment & Supplies – 9.8%
34,151	AtriCure, Inc.*	2,165,173
38,605	Axonics, Inc.*	2,100,498
22,941	CONMED Corp.	3,015,824
3,958	Insulet Corp.*	1,141,645
94,477	Lantheus Holdings, Inc.*	2,530,094
17,537	OrthoPediatrics Corp.*	976,986
4,286	Penumbra, Inc.*	1,052,856
61,042	Zynex Inc.*	781,338
		13,764,414
	Health Care Providers & Services – 1.3%
75,000	R1 RCM, Inc.*	1,786,500

	Health Care Technology – 4.7%
14,407	Inspire Medical Systems, Inc.*	3,216,651
14,784	Omnicell, Inc.*	2,616,768
21,810	Schrodinger, LLC*	854,516
		6,687,935
	TOTAL HEALTH CARE	35,415,648

	INDUSTRIALS – 17.6%

	Building Products – 1.8%
65,520	The AZEK Co Inc*	2,569,694

	Commercial Services & Supplies – 2.1%
34,504	Casella Waste Systems, Inc. – Class A*	2,925,249

	Construction & Engineering – 1.5%
63,262	Construction Partners, Inc. – Class A*	2,185,070

	Electrical Equipment – 2.3%
22,217	Vicor Corp.*	3,187,251

	Machinery – 4.2%
72,632	Colfax Corp.*	3,373,030
16,629	John Bean Technologies Corp.	2,623,557
		5,996,587

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)

	Road & Rail – 3.2%
13,436	Saia, Inc.*	$4,449,735

	Trading Companies & Distributors – 2.5%
14,723	SiteOne Landscape Supply, Inc.*	3,538,820
	TOTAL INDUSTRIALS	24,852,406

	INFORMATION TECHNOLOGY – 28.4%

	Electronic Equipment, Instruments & Components – 2.0%
9,408	Littelfuse, Inc.	2,808,100

	IT Services – 10.9%
30,211	Endava PLC – ADR*[1]	4,729,230
13,150	Euronet Worldwide, Inc.*	1,333,016
32,582	Maximus, Inc.	2,458,312
29,742	Perficient, Inc.*	4,075,546
57,587	Repay Holdings Corp.*	942,123
14,305	WEX, Inc.*	1,808,438
		15,346,665
	Semiconductors & Semiconductor Equipment – 5.1%
27,997	Diodes, Inc.*	2,977,481
55,213	Lattice Semiconductor Corp.*	4,192,323
		7,169,804
	Software – 10.4%
35,044	Altair Engineering Inc. – Class A*	2,609,026
36,932	The Descartes Systems Group Inc.*[1]	2,967,855
29,359	Envestnet, Inc.*	2,250,954
15,515	Everbridge, Inc.*	1,759,711
15,214	Five9, Inc.*	2,165,409
6,352	Sprout Social, Inc. – Class A*	709,391
16,045	SPS Commerce, Inc.*	2,262,185
		14,724,531
	TOTAL INFORMATION TECHNOLOGY	40,049,100

	REAL ESTATE – 0.5%

	Real Estate Management & Development – 0.5%
15,704	Redfin Corp.*	638,996
	TOTAL REAL ESTATE	638,996
	TOTAL COMMON STOCKS
	(Cost $81,219,404)	132,544,655

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 6.2%
8,778,725	First American Treasury Obligations Fund – Class X, 0.01%[2]	$8,778,725
	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,778,725)	8,778,725
	TOTAL INVESTMENTS – 100.2%
	(Cost $89,998,129)	141,323,380
	Liabilities in Excess of Other Assets – (0.2)%	(351,512)
	TOTAL NET ASSETS – 100.0%	$140,971,868

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security
[1]	Foreign security denominated in U.S. Dollars
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	28.4%
Health Care	25.1%
Industrials	17.6%
Consumer Discretionary	13.1%
Consumer Staples	5.6%
Communication Services	2.1%
Financials	1.6%
Real Estate	0.5%
Total Common Stocks	94.0%
Short-Term Investment	6.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 95.8%

	COMMUNICATION SERVICES – 4.4%

	Diversified Telecommunication Services – 2.6%
1,190	Bandwidth Inc. – Class A*	$85,275
3,920	Cogent Communications Holdings, Inc.	293,726
1,020	Iridium Communications, Inc.*	39,219
4,120	Ooma, Inc.*	77,497
		495,717
	Entertainment – 0.3%
3,890	Cinemark Holdings, Inc.*	60,373

	Media – 1.1%
5,290	Altice USA, Inc. – Class A*	83,793
1,382	TechTarget, Inc.*	133,543
		217,336
	Wireless Telecommunication Services – 0.4%
5,210	Gogo Inc.*	66,792
860	Telephone and Data Systems, Inc.	15,205
		81,997
	TOTAL COMMUNICATION SERVICES	855,423

	CONSUMER DISCRETIONARY – 12.4%

	Auto Components – 1.7%
420	Fox Factory Holding Corp.*	73,823
1,908	Patrick Industries, Inc.	152,201
1,430	XPEL, Inc.*	102,803
		328,827
	Hotels, Restaurants & Leisure – 2.1%
2,580	Bloomin’ Brands, Inc.*	45,589
7,250	GAN Ltd.*[2]	70,107
1,182	Monarch Casino & Resort, Inc.*	79,631
16,190	Playa Hotels & Resorts NV*[2]	115,273
1,630	Ruth’s Hospitality Group, Inc.*	27,710
423	Wingstop, Inc.	67,934
		406,244
	Household Durables – 1.1%
5,530	GoPro, Inc. – Class A*	55,300
2,720	Green Brick Partners, Inc.*	67,864
2,730	Sonos, Inc.*	86,405
		209,569
	Internet & Direct Marketing Retail – 1.8%
9,620	CarParts.Com, Inc.*	119,000
1,060	Revolve Group, Inc. – Class A*	80,740
1,320	Shutterstock, Inc.	150,493
		350,233
	Leisure Products – 1.3%
3,130	Nautilus, Inc.*	21,440
1,500	Vista Outdoor, Inc.*	65,505
1,830	YETI Holdings, Inc.*	168,653
		255,598

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	CONSUMER DISCRETIONARY (Continued)

	Multiline Retail – 0.2%
1,500	Nordstrom, Inc.*	$31,755

	Specialty Retail – 3.0%
4,180	GrowGeneration Corp.*	68,134
13,060	Leslie’s, Inc.*	273,737
2,280	Rent-A-Center Inc	100,708
205	RH*	119,552
150	Sleep Number Corp.*	11,967
		574,098
	Textiles, Apparel & Luxury Goods – 1.2%
350	Crocs, Inc.*	57,407
3,780	Steven Madden Ltd.	179,361
		236,768
	TOTAL CONSUMER DISCRETIONARY	2,393,092

	CONSUMER STAPLES – 6.7%

	Beverages – 0.5%
1,220	MGP Ingredients, Inc.	95,136

	Food & Staples Retailing – 0.3%
1,839	The Andersons, Inc.	62,489

	Food Products – 1.9%
3,540	B&G Foods, Inc.	106,660
520	Sanderson Farms, Inc.	97,646
2,890	The Simply Good Foods Co.*	106,843
3,470	Vital Farms, Inc.*	58,678
		369,827
	Personal Products – 3.3%
6,738	e.l.f. Beauty, Inc.*	202,948
1,960	Herbalife Nutrition Ltd.*[2]	73,226
950	Inter Parfums, Inc.	83,438
610	Medifast, Inc.	125,501
1,320	Nu Skin Enterprises, Inc. – Class A	57,922
790	USANA Health Sciences, Inc.*	78,779
		621,814
	Tobacco – 0.7%
1,680	Turning Point Brands, Inc.	63,840
4,320	Vector Group Ltd.	67,133
		130,973
	TOTAL CONSUMER STAPLES	1,280,239

	ENERGY – 3.4%

	Energy Equipment & Services – 0.6%
2,250	Dril-Quip, Inc.*	42,997
3,800	ProPetro Holding Corp.*	31,236
7,390	Solaris Oilfield Infrastructure, Inc. – Class A	50,548
		124,781

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	ENERGY (Continued)

	Oil, Gas & Consumable Fuels – 2.8%
340	Arch Resources, Inc. – Class A*	$26,346
3,285	Brigham Minerals, Inc. – Class A	68,197
1,770	Comstock Resources, Inc.*	14,319
7,510	Magnolia Oil & Gas Corp. – Class A	142,465
1,510	Matador Resources Co.	59,298
1,700	Renewable Energy Group, Inc.*	81,226
30	Texas Pacific Land Corp.	36,263
32,102	W&T Offshore, Inc.*	110,431
		538,545
	TOTAL ENERGY	663,326

	FINANCIALS – 13.9%

	Banks – 6.4%
1,750	Atlantic Capital Bancshares, Inc.*	48,895
1,195	Bank OZK	53,429
690	Columbia Banking System, Inc.	22,674
5,540	First Commonwealth Financial Corp.	83,266
2,030	First Foundation, Inc.	51,603
460	First Merchants Corp.	18,349
5,910	First Midwest Bancorp, Inc.	116,604
4,651	Great Western Bancorp, Inc.	156,041
2,588	Hanmi Financial Corp.	58,152
420	Independent Bank Group, Inc.	29,161
2,520	National Bank Holdings Corp. – Class A	107,402
1,940	OFG Bancorp[2]	46,754
970	Pacific Premier Bancorp, Inc.	37,588
370	Silvergate Capital Corp. – Class A*	75,658
3,590	TriState Capital Holdings, Inc.*	107,377
4,120	United Community Banks, Inc. of Georgia	141,192
1,590	Univest Financial Corp.	43,836
354	Western Alliance Bancorp	38,862
		1,236,843
	Capital Markets – 3.6%
2,050	Artisan Partners Asset Management, Inc. – Class A	91,696
4,760	Blucora, Inc.*	77,064
3,410	Cowen, Inc. – Class A	120,646
570	Donnelley Financial Solutions, Inc.*	26,630
5,520	Open Lending Corp. – Class A*	128,285
1,450	Piper Sandler Cos	240,338
		684,659
	Consumer Finance – 0.6%
700	Curo Group Holdings Corp.	11,613
2,410	PROG Holdings, Inc.*	108,739
		120,352

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	FINANCIALS (Continued)

	Insurance – 2.3%
3,690	American Equity Investment Life Holding Co.	$124,095
2,700	Assured Guaranty Ltd.[2]	132,219
2,790	BRP Group, Inc. – Class A*	103,342
360	First American Financial Corp.	26,705
960	James River Group Holdings Ltd.[2]	25,382
2,330	Universal Insurance Holdings, Inc.	35,113
		446,856
	Thrifts & Mortgage Finance – 1.0%
1,620	Flagstar Bancorp, Inc.	75,395
761	Walker & Dunlop, Inc.	107,065
		182,460
	TOTAL FINANCIALS	2,671,170

	HEALTH CARE – 16.6%

	Biotechnology – 6.4%
26,143	Adverum Biotechnologies, Inc.*	45,489
5,505	Aeglea BioTherapeutics, Inc.*	34,351
1,730	Aligos Therapeutics, Inc.*	26,504
460	Arrowhead Pharmaceuticals, Inc.*	32,223
340	Blueprint Medicines Corp.*	32,708
1,940	CareDx, Inc.*	83,692
770	Celldex Therapeutics, Inc.*	29,337
1,870	Dynavax Technologies Corp.*	30,200
3,197	Eiger BioPharmaceuticals, Inc.*	19,662
2,590	Exelixis, Inc.*	43,486
1,180	Halozyme Therapeutics, Inc.*	38,798
7,470	Homology Medicines, Inc.[1]*	37,723
230	Intellia Therapeutics, Inc.*	26,452
1,330	Invitae Corp.*	22,610
1,450	Iovance Biotherapeutics, Inc.*	27,144
4,148	IVERIC bio, Inc.*	60,644
2,120	Jounce Therapeutics, Inc.*	16,260
5,020	Karyopharm Therapeutics Inc.*	34,889
6,360	Kura Oncology, Inc.*	88,786
1,290	Merus N.V.*[2]	33,553
1,530	Nurix Therapeutics, Inc.*	44,095
7,820	Passage Bio, Inc.*	57,008
1,580	RAPT Therapeutics, Inc.*	51,587
4,350	Sutro Biopharma, Inc.*	74,298
8,090	Syndax Pharmaceuticals, Inc.*	129,197
4,500	TCR2 Therapeutics, Inc.*	23,175
870	Twist Bioscience Corp.*	83,085
		1,226,956
	Health Care Equipment & Supplies – 3.7%
3,090	Cardiovascular Systems, Inc.*	61,800
2,520	Cutera, Inc.*	87,847
1,822	InMode Ltd.*[2]	138,472

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE (Continued)

	Health Care Equipment & Supplies (Continued)
970	iRadimed Corp.*	$43,650
910	STAAR Surgical Co.*	86,623
800	Surmodics, Inc.*	35,144
2,029	Tandem Diabetes Care, Inc.*	260,767
		714,303
	Health Care Providers & Services – 1.7%
1,030	AMN Healthcare Services, Inc.*	117,430
447	CorVel Corp.*	84,036
3,880	Covetrus, Inc.*	69,762
279	The Joint Corp.*	22,298
819	Progyny, Inc.*	41,581
		335,107
	Health Care Technology – 1.1%
700	GoodRx Holdings, Inc. – Class A*	27,944
380	Inspire Medical Systems, Inc.*	84,843
6,662	NextGen Healthcare, Inc.*	103,261
		216,048
	Life Sciences Tools & Services – 2.6%
2,230	Berkeley Lights, Inc.*	46,540
700	Bruker Corp.	56,693
6,537	Codexis, Inc.*	226,900
520	Medpace Holdings, Inc.*	107,853
2,020	Personalis, Inc.*	27,371
860	Quanterix Corp.*	34,374
		499,731
	Pharmaceuticals – 1.1%
2,760	Amneal Pharmaceuticals, Inc. – Class A*	11,537
7,850	Antares Pharma, Inc.*	25,355
1,770	Athira Pharma, Inc.*	23,860
33,900	BioDelivery Sciences International, Inc.*	94,242
2,480	Phibro Animal Health Corp. – Class A	48,583
		203,577
	TOTAL HEALTH CARE	3,195,722

	INDUSTRIALS – 18.1%

	Aerospace & Defense – 0.2%
810	Maxar Technologies Inc.	22,299
800	Triumph Group, Inc.*	13,408
		35,707
	Airlines – 0.3%
220	Allegiant Travel Co.*	38,108
570	Spirit Airlines, Inc.*	11,919
		50,027
	Building Products – 0.4%
840	UFP Industries, Inc.	69,955

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)

	Construction & Engineering – 0.9%
1,179	Ameresco Inc. – Class A*	$106,499
449	NV5 Global, Inc.*	59,044
		165,543
	Electrical Equipment – 3.7%
910	Atkore, Inc.*	96,915
3,160	Encore Wire Corp.	443,854
15,290	GrafTech International Ltd.	178,128
		718,897
	Machinery – 0.8%
2,830	Mueller Industries, Inc.	156,584

	Professional Services – 5.7%
1,550	ASGN, Inc.*	188,604
1,750	Exponent, Inc.	203,875
1,310	Heidrick & Struggles International, Inc.	56,553
390	Insperity, Inc.	45,139
2,630	Kforce, Inc.	201,537
1,240	ManpowerGroup, Inc.	111,141
2,450	TriNet Group, Inc.*	245,735
870	TrueBlue, Inc.*	22,637
820	Upwork Inc.*	30,553
		1,105,774
	Trading Companies & Distributors – 6.1%
2,314	BlueLinx Holdings Inc.*	163,230
1,170	Boise Cascade Co.	75,851
2,090	GMS Inc.*	116,768
2,850	H&E Equipment Services, Inc.	119,985
1,383	McGrath RentCorp	106,906
1,790	NOW, Inc.*	14,964
60	SiteOne Landscape Supply, Inc.*	14,422
2,790	Textainer Group Holdings Ltd.*[2]	91,149
12,950	Univar Solutions, Inc.*	335,535
1,160	Veritiv Corp.*	146,206
		1,185,016
	TOTAL INDUSTRIALS	3,487,503

	INFORMATION TECHNOLOGY – 17.7%

	Communications Equipment – 1.3%
11,610	Extreme Networks, Inc.*	156,735
3,070	Radware Ltd.*[2]	88,938
		245,673
	Electronic Equipment, Instruments & Components – 1.4%
11,750	Arlo Technologies, Inc.*	91,063
4,790	Avnet, Inc.	173,733
		264,796

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)

	IT Services – 0.8%
920	BigCommerce Holdings, Inc.*	$41,648
610	ExlService Holdings, Inc.*	79,221
800	LiveRamp Holdings, Inc.*	37,544
		158,413
	Semiconductors & Semiconductor Equipment – 2.6%
3,360	Axcelis Technologies, Inc.*	207,715
1,670	Camtek Ltd*[2]	77,020
520	Cirrus Logic, Inc.*	41,694
280	Impinj, Inc.*	20,992
540	SiTime Corp.*	161,179
		508,600
	Software – 7.7%
13,210	A10 Networks, Inc.	203,698
4,120	Avaya Holdings Corp.*	80,216
7,670	Box, Inc. – Class A*	179,555
810	CommVault Systems, Inc.*	50,933
1,310	Dolby Laboratories, Inc. – Class A	109,267
1,250	Domo, Inc. – Class B*	90,438
3,130	Dropbox, Inc. – Class A*	77,029
1,610	eGain Corp.*	16,905
1,040	Manhattan Associates, Inc.*	162,406
6,390	Nutanix, Inc. – Class A*	212,276
4,700	Tenable Holdings, Inc.*	232,180
720	Vertex, Inc. – Class A*	13,162
4,640	Yext, Inc.*	44,822
		1,472,887
	Technology Hardware, Storage & Peripherals – 3.9%
6,940	Avid Technology, Inc.*	222,496
7,960	Pure Storage, Inc. – Class A*	246,521
6,810	Quantum Corp.*	37,251
5,250	Super Micro Computer, Inc.*	217,350
1,070	Turtle Beach Corp.*	28,676
		752,294
	TOTAL INFORMATION TECHNOLOGY	3,402,663

	MATERIALS – 2.2%

	Chemicals – 1.9%
3,610	Amyris, Inc.*	24,765
3,000	Livent Corp.*	90,870
5,550	Orion Engineered Carbons SA*[2]	97,402
1,130	The Scotts Miracle-Gro Co	163,726
		376,763
	Metals & Mining – 0.3%
2,900	Coeur Mining, Inc.*	16,240
1,570	Warrior Met Coal, Inc.	33,739
		49,979
	TOTAL MATERIALS	426,742

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	UTILITIES – 0.4%

	Water Utilities – 0.4%
830	American States Water Co.	$78,169
	TOTAL UTILITIES	78,169
	TOTAL COMMON STOCKS
	(Cost $17,058,410)	18,454,049

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.3%
200	Centerspace	20,438
1,911	Community Healthcare Trust, Inc.	82,230
1,950	Easterly Government Properties, Inc.	40,891
1,810	Essential Properties Realty Trust, Inc.	48,924
7,344	Hersha Hospitality Trust*	64,848
749	Innovative Industrial Properties, Inc.	192,366
250	Life Storage, Inc.	33,035
1,430	The Macerich Co.	26,970
1,910	National Storage Affiliates Trust	117,236
4,980	OUTFRONT Media Inc.	124,450
1,390	RPT Realty	17,681
630	Safehold Inc.	45,070
2,040	Whitestone REIT	18,890
	TOTAL REITS
	(Cost $744,531)	833,029

	RIGHTS – 0.0%
7,920	NewStar Financial, Inc. CVR*[1]	818
	TOTAL RIGHTS
	(Cost $—)	818

	SHORT-TERM INVESTMENT – 1.3%
237,331	First American Treasury Obligations Fund – Class X, 0.01%[3]	237,331
	TOTAL SHORT-TERM INVESTMENT
	(Cost $237,331)	237,331
	TOTAL INVESTMENTS – 101.4%
	(Cost $18,040,272)	19,525,227
	Liabilities in Excess of Other Assets – (1.4)%	(266,430)
	TOTAL NET ASSETS – 100.0%	$19,258,797

*	Non-Income producing security
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.004% of Net Assets. The total value of these securities is $818.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Industrials	18.1%
Information Technology	17.7%
Health Care	16.6%
Financials	13.9%
Consumer Discretionary	12.4%
Consumer Staples	6.7%
Communication Services	4.4%
Energy	3.4%
Materials	2.2%
Utilities	0.4%
Total Common Stocks	95.8%
REITs	4.3%
Rights	0.0%
Short-Term Investment	1.3%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.8%

	COMMUNICATION SERVICES – 13.6%

	Entertainment – 1.5%
530	Activision Blizzard, Inc.	$31,058
216	Netflix Inc.*	138,650
		169,708
	Interactive Media & Services – 11.5%
102	Alphabet Inc. – Class A*	289,471
165	Alphabet Inc. – Class C*	470,092
1,551	Meta Platforms, Inc. – Class A*	503,237
		1,262,800
	Media – 0.6%
102	Charter Communications, Inc. – Class A*	65,921
	TOTAL COMMUNICATION SERVICES	1,498,429

	CONSUMER DISCRETIONARY – 11.7%

	Internet & Direct Marketing Retail – 6.5%
615	Alibaba Group Holding Ltd. – ADR*[1]	78,431
179	Amazon.com, Inc.*	627,766
		706,197
	Leisure Products – 0.9%
1,053	YETI Holdings, Inc.*	97,045

	Specialty Retail – 3.1%
314	Five Below, Inc.*	63,880
165	O’Reilly Automotive, Inc.*	105,296
1,597	Ross Stores, Inc.	174,217
		343,393
	Textiles, Apparel & Luxury Goods – 1.2%
125	Lululemon Athletica, Inc.*	56,801
458	NIKE, Inc. – Class B	77,512
		134,313
	TOTAL CONSUMER DISCRETIONARY	1,280,948

	CONSUMER STAPLES – 3.5%

	Food & Staples Retailing – 3.1%
631	Costco Wholesale Corp.	340,349

	Personal Products – 0.4%
916	Unilever PLC – ADR[1]	46,578
	TOTAL CONSUMER STAPLES	386,927

	FINANCIALS – 2.3%

	Capital Markets – 1.6%
1,370	Intercontinental Exchange, Inc.	179,086

	Insurance – 0.7%
449	Marsh & McLennan Cos, Inc.	73,645
	TOTAL FINANCIALS	252,731

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE – 11.1%

	Biotechnology – 0.5%
536	Horizon Therapeutics PLC*[1]	$55,615

	Health Care Equipment & Supplies – 2.4%
756	Abbott Laboratories	95,082
631	Edwards Lifesciences Corp.*	67,713
438	Stryker Corp.	103,644
		266,439
	Health Care Providers & Services – 2.4%
600	UnitedHealth Group Inc.	266,532

	Health Care Technology – 0.7%
319	Inspire Medical Systems, Inc.*	71,223

	Life Sciences Tools & Services – 2.4%
821	Danaher Corp.	264,066

	Pharmaceuticals – 2.7%
1,001	AstraZeneca PLC – ADR[1]	54,885
947	Eli Lilly & Co.	234,894
		289,779
	TOTAL HEALTH CARE	1,213,654

	INDUSTRIALS – 5.5%

	Aerospace & Defense – 1.3%
207	Axon Enterprise, Inc.*	34,940
182	TransDigm Group, Inc.*	105,205
		140,145
	Electrical Equipment – 0.7%
575	AMETEK, Inc.	78,488

	Industrial Conglomerates – 0.8%
195	Roper Technologies, Inc.	90,509

	Professional Services – 1.7%
558	TransUnion	62,044
552	Verisk Analytics, Inc.	124,128
		186,172
	Road & Rail – 0.6%
206	Saia, Inc.*	68,223

	Trading Companies & Distributors – 0.4%
112	United Rentals, Inc.*	37,939
	TOTAL INDUSTRIALS	601,476

	INFORMATION TECHNOLOGY – 45.6%

	IT Services – 7.5%
454	EPAM Systems, Inc.*	276,282
506	Fidelity National Information Services, Inc.	52,877
517	Mastercard Inc. – Class A	162,814
679	PayPal Holdings, Inc.*	125,540
1,064	Visa Inc. – Class A	206,171
		823,684

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)

	Semiconductors & Semiconductor Equipment – 6.5%
573	Advanced Micro Devices, Inc.*	$90,746
177	Broadcom Inc.	98,001
322	KLA Corp.	131,418
1,202	NVIDIA Corp.	392,766
		712,931
	Software – 18.7%
299	Adobe, Inc.*	200,285
251	ANSYS, Inc.*	98,261
395	Five9, Inc.*	56,220
579	Fortinet, Inc.*	192,292
224	Intuit, Inc.	146,115
3,262	Microsoft Corp.	1,078,385
650	salesforce.com, Inc.*	185,224
160	ServiceNow, Inc.*	103,632
		2,060,414
	Technology Hardware, Storage & Peripherals – 12.9%
8,552	Apple Inc.	1,413,646
	TOTAL INFORMATION TECHNOLOGY	5,010,675

	MATERIALS – 1.5%

	Chemicals – 1.5%
741	Ecolab Inc.	164,109
	TOTAL MATERIALS	164,109
	TOTAL COMMON STOCKS
	(Cost $4,395,298)	10,408,949

	REAL ESTATE INVESTMENT TRUST (REIT) – 0.8%
116	Equinix, Inc.	94,215
	TOTAL REIT
	(Cost $61,621)	94,215

	SHORT-TERM INVESTMENT – 4.5%
490,226	First American Treasury Obligations Fund – Class X, 0.01%[2]	490,226
	TOTAL SHORT-TERM INVESTMENT
	(Cost $490,226)	490,226
	TOTAL INVESTMENTS – 100.1%
	(Cost $4,947,145)	10,993,390
	Liabilities in Excess of Other Assets – (0.1)%	(14,967)
	TOTAL NET ASSETS – 100.0%	$10,978,423
ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	45.6%
Communication Services	13.6%
Consumer Discretionary	11.7%
Health Care	11.1%
Industrials	5.5%
Consumer Staples	3.5%
Financials	2.3%
Materials	1.5%
Total Common Stocks	94.8%
REIT	0.8%
Short-Term Investment	4.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFS) – 3.4%
35,000	AdvisorShares North Square McKee ESG Core Bond ETF	$900,900
7,285	Vanguard® Value ETF	1,008,244
	TOTAL ETFS
	(Cost $1,902,638)	1,909,144

	MUTUAL FUNDS – 96.5%
559,061	North Square Advisory Research All Cap Value Fund – Class I1	6,603,512
100,109	North Square Altrinsic International Equity Fund – Class I1	1,021,563
903,447	North Square Dynamic Small Cap Fund – Class I1	16,981,469
151,105	North Square McKee Bond Fund – Class I1	1,486,408
431,706	North Square Oak Ridge All Cap Growth Fund – Class I1	10,308,791
579,780	North Square Oak Ridge Dividend Growth Fund – Class I1	14,367,180
222,311	North Square Strategic Income Fund – Class I1	2,226,022
106,809	Wavelength Interest Rate Neutral Fund	1,172,759
	TOTAL MUTUAL FUNDS
	(Cost $35,788,958)	54,167,704

	SHORT-TERM INVESTMENT – 0.6%
314,654	First American Treasury Obligations Fund – Class X, 0.01%[2]	314,654
	TOTAL SHORT-TERM INVESTMENT
	(Cost $314,654)	314,654
	TOTAL INVESTMENTS – 100.5%
	(Cost $38,006,250)	56,391,502
	Liabilities in Excess of Other Assets – (0.5)%	(254,739)
	TOTAL NET ASSETS – 100.0%	$56,136,763

[1]	Affiliated company. See Note 11.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	3.4%
Mutual Funds	96.5%
Short-Term Investment	0.6%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 93.8%

	CONSUMER DISCRETIONARY – 12.9%

	Distributors – 2.8%
8,008	LKQ Corp.	$447,647

	Multiline Retail – 3.7%
2,483	Target Corp.	605,455

	Specialty Retail – 6.4%
1,682	The Home Depot, Inc.	673,826
5,188	The TJX Co., Inc.	360,047
		1,033,873
	TOTAL CONSUMER DISCRETIONARY	2,086,975

	CONSUMER STAPLES – 3.7%

	Food Products – 2.4%
6,579	Mondelez International, Inc. – Class A	387,766

	Personal Products – 1.3%
4,171	Unilever PLC – ADR[1]	212,096
	TOTAL CONSUMER STAPLES	599,862

	ENERGY – 5.0%

	Oil, Gas & Consumable Fuels – 5.0%
19,526	Enterprise Products Partners LP	417,661
25,092	Kinder Morgan, Inc.	387,922
	TOTAL ENERGY	805,583

	FINANCIALS – 15.8%

	Banks – 4.0%
4,093	JPMorgan Chase & Co.	650,091

	Capital Markets – 11.8%
769	BlackRock, Inc.	695,645
5,649	The Blackstone Group Inc. – Class A	799,051
1,812	CME Group Inc. – Class A	399,583
		1,894,279
	TOTAL FINANCIALS	2,544,370

	HEALTH CARE – 13.1%

	Biotechnology – 2.7%
3,793	AbbVie Inc.	437,257

	Health Care Providers & Services – 3.8%
1,369	UnitedHealth Group Inc.	608,137

	Pharmaceuticals – 6.6%
7,094	AstraZeneca PLC – ADR[1]	388,964
2,737	Eli Lilly & Co.	678,886
		1,067,850
	TOTAL HEALTH CARE	2,113,244

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS – 8.4%

	Machinery – 5.2%
1,890	Illinois Tool Works, Inc.	$438,764
2,294	Stanley Black & Decker, Inc.	400,899
		839,663
	Trading Companies & Distributors – 3.2%
1,734	Watsco, Inc.	507,559
	TOTAL INDUSTRIALS	1,347,222

	INFORMATION TECHNOLOGY – 30.8%

	Electronic Equipment, Instruments & Components – 2.5%
11,119	Corning, Inc.	412,404

	IT Services – 3.7%
2,685	Fidelity National Information Services, Inc.	280,583
1,642	Visa Inc. – Class A	318,170
		598,753
	Semiconductors & Semiconductor Equipment – 10.7%
1,290	Broadcom Inc.	714,247
3,956	QUALCOMM, Inc.	714,296
1,955	Skyworks Solutions, Inc.	296,495
		1,725,038
	Software – 8.8%
4,275	Microsoft Corp.	1,413,272

	Technology Hardware, Storage & Peripherals – 5.1%
4,992	Apple Inc.	825,177
	TOTAL INFORMATION TECHNOLOGY	4,974,644

	MATERIALS – 4.1%

	Chemicals – 2.4%
1,225	Linde PLC[1]	389,721

	Metals & Mining – 1.7%
4,979	Newmont Corp.	273,447
	TOTAL MATERIALS	663,168
	TOTAL COMMON STOCKS
	(Cost $8,855,928)	15,135,068

	REAL ESTATE INVESTMENT TRUST (REIT) – 3.6%
3,871	Prologis, Inc.	583,553
	TOTAL REIT
	(Cost $362,378)	583,553

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 2.6%
414,515	First American Treasury Obligations Fund – Class X, 0.01%[2]	$414,515
	TOTAL SHORT-TERM INVESTMENT
	(Cost $414,515)	414,515
	TOTAL INVESTMENTS – 100.0%
	(Cost $9,632,821)	16,133,136
	Liabilities in Excess of Other Assets – (0.0)%	(6,632)
	TOTAL NET ASSETS – 100.0%	$16,126,504

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	30.8%
Financials	15.8%
Health Care	13.1%
Consumer Discretionary	12.9%
Industrials	8.4%
Energy	5.0%
Materials	4.1%
Consumer Staples	3.7%
Total Common Stocks	93.8%
REIT	3.6%
Short-Term Investment	2.6%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFS) – 90.5%
744,317	Financial Select Sector SPDR® Fund	$28,254,273
277,987	Invesco QQQ Trust, Series 1	109,476,840
860,709	iShares® MSCI Canada ETF	32,173,303
115,993	iShares® Russell 2000® Growth ETF	33,880,395
476,313	iShares® Russell 2000® Value ETF	76,433,947
129,440	SPDR® S&P 500® ETF Trust	58,967,687
281,887	Vanguard® Growth ETF	89,186,228
796,135	Vanguard® Short-Term Inflation-Protected Securities ETF	41,494,556
490,498	Vanguard® Value ETF	67,884,923
	TOTAL ETFS
	(Cost $348,404,493)	537,752,152

	SHORT-TERM INVESTMENT – 9.3%
55,041,626	First American Treasury Obligations Fund – Class X, 0.01%[1]	55,041,626
	TOTAL SHORT-TERM INVESTMENT
	(Cost $55,041,626)	55,041,626
	TOTAL INVESTMENTS – 99.8%
	(Cost $403,446,119)	592,793,778
	Other Assets in Excess of Liabilities – 0.2%	1,370,605
	TOTAL NET ASSETS – 100.0%	$594,164,383

[1]	The rate is annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	90.5%
Short-Term Investment	9.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFS) – 74.8%
24,374	Invesco QQQ Trust, Series 1	$9,598,969
20,818	iShares® Core S&P 500® ETF	9,526,941
310,012	SPDR® Portfolio Developed World ex-US ETF	11,042,627
35,464	SPDR® Portfolio Emerging Markets ETF	1,477,430
436,966	SPDR® Portfolio S&P 500® ETF	23,430,117
52,936	SPDR® Portfolio S&P 600® Small Cap ETF	2,277,307
	TOTAL ETFS
	(Cost $45,468,885)	57,353,391

	SHORT-TERM INVESTMENT – 1.6%
1,185,960	First American Treasury Obligations Fund – Class X, 0.01%[1]	1,185,960
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,185,960)	1,185,960
	TOTAL INVESTMENTS – 76.4%
	(Cost $46,654,845)	58,539,351
	Other Assets in Excess of Liabilities – 23.6%	18,096,851
	TOTAL NET ASSETS – 100.0%	$76,636,202

[1]	The rate is annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	74.8%
Short-Term Investment	1.6%
Total Investments	76.4%
Other Assets in Excess of Liabilities	23.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 33.3%

	CONSUMER DISCRETIONARY – 6.0%

	Hotels, Restaurants & Leisure – 1.3%
2,403	McDonald’s Corp.	$587,774

	Household Durables – 1.6%
5,295	Garmin Ltd.[1]	707,094

	Multiline Retail – 1.5%
2,663	Target Corp.	649,346

	Specialty Retail – 1.6%
1,825	The Home Depot, Inc.	731,113
	TOTAL CONSUMER DISCRETIONARY	2,675,327

	CONSUMER STAPLES – 3.1%

	Food & Staples Retailing – 1.8%
4,523	Sysco Corp.	316,791
3,413	Walmart Inc.	479,970
		796,761
	Food Products – 0.5%
3,744	General Mills, Inc.	231,267

	Household Products – 0.8%
2,298	The Procter & Gamble Co	332,245
	TOTAL CONSUMER STAPLES	1,360,273

	FINANCIALS – 4.4%

	Banks – 3.3%
19,787	Fifth Third Bancorp	834,022
10,791	Truist Financial Corp.	640,014
		1,474,036
	Insurance – 1.1%
8,647	Aflac, Inc.	468,149
	TOTAL FINANCIALS	1,942,185

	HEALTH CARE – 6.5%

	Health Care Equipment & Supplies – 1.3%
4,481	Abbott Laboratories	563,575

	Pharmaceuticals – 5.2%
4,207	Eli Lilly & Co.	1,043,504
2,097	Johnson & Johnson	326,985
5,288	Merck & Co., Inc.	396,124
10,369	Pfizer Inc.	557,127
		2,323,740
	TOTAL HEALTH CARE	2,887,315

	INDUSTRIALS – 4.5%

	Aerospace & Defense – 0.9%
1,910	L3Harris Technologies, Inc.	399,343

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)

	Commercial Services & Supplies – 1.7%
4,719	Waste Management, Inc.	$758,201

	Machinery – 1.1%
2,033	Illinois Tool Works, Inc.	471,961

	Trading Companies & Distributors – 0.8%
756	W.W. Grainger, Inc.	363,946
	TOTAL INDUSTRIALS	1,993,451

	INFORMATION TECHNOLOGY – 6.7%

	Communications Equipment – 1.6%
12,699	Cisco Systems, Inc.	696,413

	Software – 2.4%
3,202	Microsoft Corp.	1,058,549

	Technology Hardware, Storage & Peripherals – 2.7%
7,416	Apple Inc.	1,225,865
	TOTAL INFORMATION TECHNOLOGY	2,980,827

	UTILITIES – 2.1%

	Electric Utilities – 1.8%
3,195	Eversource Energy	262,853
8,526	The Southern Co.	520,939
		783,792
	Multi-Utilities – 0.3%
2,211	Dominion Energy, Inc.	157,423
	TOTAL UTILITIES	941,215
	TOTAL COMMON STOCKS
	(Cost $6,022,833)	14,780,593

	EXCHANGE TRADED FUNDS (ETFS) – 56.2%
25,250	iShares® Broad USD High Yield Corporate Bond ETF	1,025,403
26,320	iShares® Core Dividend Growth ETF	1,378,115
38,500	iShares® MBS ETF	4,141,445
17,382	Schwab® US Dividend Equity ETF	1,319,641
200,900	SPDR® Portfolio Intermediate Term Corporate Bond ETF	7,272,580
65,900	SPDR® Portfolio Long-Term Corporate Bond ETF	2,101,551
133,700	SPDR® Portfolio Short-Term Corporate Bond ETF	4,147,374
65,100	VanEck Fallen Angel High Yield Bond ETF	2,110,542
8,734	Vanguard® Dividend Appreciation ETF	1,414,821
	TOTAL ETFS
	(Cost $22,671,694)	24,911,472

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

		Notional
Contracts		Amount	Value
	PURCHASED OPTIONS – 13.7%

	CALL OPTIONS – 7.6%
	S&P 500® Index
5	Expiration: December 2021, Exercise Price $3,100.00	$2,283,500	$739,850
5	Expiration: December 2021, Exercise Price $4,450.00	2,283,500	89,450
10	Expiration: December 2021, Exercise Price $4,850.00	4,567,000	1,700
10	Expiration: December 2021, Exercise Price $4,850.00	4,567,000	100
10	Expiration: December 2021, Exercise Price $4,800.00	4,567,000	1,375
10	Expiration: December 2021, Exercise Price $4,800.00	4,567,000	7,100
10	Expiration: December 2022, Exercise Price $4,600.00	4,567,000	372,700
10	Expiration: December 2022, Exercise Price $2,400.00	4,567,000	2,176,100
			3,388,375

	PUT OPTIONS – 6.1%
	S&P 500® Index
10	Expiration: December 2021, Exercise Price $4,450.00	4,567,000	62,100
10	Expiration: December 2021, Exercise Price $4,525.00	4,567,000	51,650
10	Expiration: December 2021, Exercise Price $4,450.00	4,567,000	34,950
10	Expiration: December 2021, Exercise Price $4,600.00	4,567,000	49,250
10	Expiration: December 2021, Exercise Price $4,500.00	4,567,000	18,100
10	Expiration: December 2021, Exercise Price $4,500.00	4,567,000	61,900
10	Expiration: December 2021, Exercise Price $4,575.00	4,567,000	84,200
15	Expiration: December 2021, Exercise Price $2,825.00	6,850,500	1,350
5	Expiration: December 2021, Exercise Price $3,200.00	2,283,500	1,000
5	Expiration: December 2021, Exercise Price $3,150.00	2,283,500	900
10	Expiration: December 2021, Exercise Price $3,050.00	4,567,000	1,450
10	Expiration: December 2021, Exercise Price $3,000.00	4,567,000	1,300
10	Expiration: December 2021, Exercise Price $2,900.00	4,567,000	1,050
10	Expiration: June 2022, Exercise Price $3,750.00	4,567,000	102,650
10	Expiration: June 2022, Exercise Price $3,400.00	4,567,000	65,700
15	Expiration: June 2022, Exercise Price $3,325.00	6,850,500	89,625
20	Expiration: June 2022, Exercise Price $3,525.00	9,134,000	154,100
5	Expiration: December 2022, Exercise Price $4,225.00	2,283,500	147,400
10	Expiration: December 2022, Exercise Price $4,025.00	4,567,000	242,200
20	Expiration: December 2022, Exercise Price $4,000.00	9,134,000	472,400
	SPDR® S&P 500® ETF Trust
50	Expiration: June 2023, Exercise Price $395.00	2,277,800	147,200
100	Expiration: June 2023, Exercise Price $365.00	4,555,600	223,500
100	Expiration: June 2023, Exercise Price $385.00	4,555,600	269,200
50	Expiration: June 2023, Exercise Price $400.00	2,277,800	153,800
100	Expiration: June 2023, Exercise Price $375.00	4,555,600	245,600
			2,682,575
	TOTAL PURCHASED OPTIONS
	(Cost $5,846,652)		6,070,950

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2021 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 1.7%
739,035	First American Treasury Obligations Fund – Class X, 0.01%[2]	739,035
	TOTAL SHORT-TERM INVESTMENT
	(Cost $739,035)	739,035
	TOTAL INVESTMENTS – 104.9%
	(Cost $35,280,214)	46,502,050
	Liabilities in Excess of Other Assets – (4.9)%	(2,164,258)
	TOTAL NET ASSETS – 100.0%	$44,337,792

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
As of November 30, 2021 (Unaudited)

		Notional
Contracts		Amount	Value
	CALL OPTIONS
	S&P 500® Index
10	Expiration: December 2021, Exercise Price: $4,700.00	$4,700,000	$22,500
10	Expiration: December 2021, Exercise Price: $4,700.00	4,700,000	2,250
10	Expiration: December 2021, Exercise Price: $4,650.00	4,650,000	29,900
10	Expiration: December 2021, Exercise Price: $4,650.00	4,650,000	55,150
20	Expiration: June 2023, Exercise Price: $4,850.00	9,700,000	641,200
20	Expiration: June 2023, Exercise Price: $5,000.00	10,000,000	501,300
			1,252,300

	PUT OPTIONS
	S&P 500® Index
10	Expiration: December 2021, Exercise Price: $4,475.00	4,475,000	55,850
10	Expiration: December 2021, Exercise Price: $4,700.00	4,700,000	143,550
10	Expiration: December 2021, Exercise Price: $4,475.00	4,475,000	13,950
10	Expiration: December 2021, Exercise Price: $4,700.00	4,700,000	121,450
10	Expiration: December 2021, Exercise Price: $4,425.00	4,425,000	30,650
10	Expiration: December 2021, Exercise Price: $4,650.00	4,650,000	100,200
10	Expiration: December 2021, Exercise Price: $4,650.00	4,650,000	126,450
20	Expiration: December 2022, Exercise Price: $3,550.00	7,100,000	297,700
10	Expiration: December 2022, Exercise Price: $3,575.00	3,575,000	152,250
5	Expiration: December 2022, Exercise Price: $3,750.00	1,875,000	91,525
			1,133,575
	TOTAL WRITTEN OPTIONS
	(Premium received $1,847,580)		$2,385,875

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	6.7%
Health Care	6.5%
Consumer Discretionary	6.0%
Industrials	4.5%
Financials	4.4%
Consumer Staples	3.1%
Utilities	2.1%
Total Common Stocks	33.3%
ETFs	56.2%
Purchased Options
Call Options	7.6%
Put Options	6.1%
Total Purchased Options	13.7%
Short-Term Investment	1.7%
Total Investments	104.9%
Liabilities in Excess of Other Assets	(4.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2021 (Unaudited)

	North Square	North Square	North Square
	Oak Ridge	Dynamic	Oak Ridge	North Square
	Small Cap	Small Cap	All Cap	Multi Strategy
	Growth Fund	Fund	Growth Fund	Fund
Assets:
Investments, at cost	$89,998,129	$18,040,272	$4,947,145	$3,318,791
Investments in affiliated issuers, at cost	—	—	—	34,687,459
Investments, at value	$141,323,380	$19,525,227	$10,993,390	$3,396,557
Investments in affiliated issuers, at value	—	—	—	52,994,945
Receivables:
Fund shares sold	50,024	52,459	—	1,874
Dividends and interest	7,232	24,657	4,411	8
Investment securities sold	—	694,754	—	—
Prepaid expenses	33,929	14,185	10,144	25,775
Total assets	141,414,565	20,311,282	11,007,945	56,419,159

Liabilities:
Payables:
Fund shares redeemed	98,006	—	—	21,991
Payable for investment securities purchased	—	1,008,587	—	—
Accrued expenses:
Due to Advisor (Note 4)	106,022	7,518	3,246	174,472
Fund administration fees	65,786	9,858	6,153	24,309
Legal fees	65,658	9,361	5,442	24,474
Transfer agent fees	30,461	4,556	2,809	11,096
Auditing fees	28,660	4,237	6,410	8,267
Distribution fees (Note 8)	18,383	—	—	9,585
Shareholder servicing fees (Note 7)	11,387	3,485	1,848	4,476
Chief Compliance Officer fees (Note 4)	5,293	545	336	1,122
Custody fees	1,174	3,134	976	976
Due to Trustees	—	—	2,036	—
Accrued other expenses	11,867	1,204	266	1,628
Total liabilities	442,697	1,052,485	29,522	282,396

Net Assets	$140,971,868	$19,258,797	$10,978,423	$56,136,763

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$62,618,815	$10,555,856	$1,205,757	$32,086,891
Total distributable earnings	78,353,053	8,702,941	9,772,666	24,049,872
Net Assets	$140,971,868	$19,258,797	$10,978,423	$56,136,763

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2021 (Unaudited)

	North Square	North Square	North Square
	Oak Ridge	Dynamic	Oak Ridge	North Square
	Small Cap	Small Cap	All Cap	Multi Strategy
	Growth Fund	Fund	Growth Fund	Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$83,190,963	$—	$—	$44,823,452
Shares of beneficial interest
issued and outstanding	5,188,049	—	—	1,810,530
Redemption price	16.04	—	—	24.76
Maximum sales charge
(5.75% of offering price)*	0.97	—	—	1.51
Maximum offering price to public	$17.01	$—	$—	$26.27
Class I Shares:
Net assets applicable to shares outstanding	$57,780,905	$19,258,797	$10,978,423	$11,313,311
Shares of beneficial interest
issued and outstanding	3,146,020	1,024,639	459,749	433,754
Redemption price	$18.37	$18.80	$23.88	$26.08

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2021 (Unaudited)

	North Square			North Square
	Oak Ridge	North Square	North Square	Trilogy
	Dividend	Tactical	Tactical	Alternative
	Growth Fund	Growth Fund	Defensive Fund	Return Fund
Assets:
Investments, at cost	$9,632,821	$403,446,119	$46,654,845	$35,280,214
Investments, at value	$16,133,136	$592,793,778	$58,539,351	$46,502,050
Receivables:
Dividends and interest	18,834	581	6	34,383
Fund shares sold	—	2,485,197	29,982	20,990
Investment securities sold	—	—	18,208,788	—
Deposit at broker for securities sold short	—	—	—	209,675
Prepaid expenses	4,204	64,964	32,909	27,706
Total assets	16,156,174	595,344,520	76,811,036	46,794,804

Liabilities:
Payables:
Fund shares redeemed	—	251,230	29,402	1,874
Broker interest and fees payable	—	—	—	94
Written options contracts, at value
(proceeds $1,847,580)	—	—	—	2,385,875
Accrued expenses:
Due to Advisor (Note 4)	8,237	441,833	80,416	33,621
Legal fees	7,084	147,010	19,668	11,617
Fund administration fees	6,568	45,350	8,207	5,625
Auditing fees	4,078	43,387	6,052	3,727
Transfer agent fees	2,228	41,019	6,469	4,136
Custody fees	635	2,109	983	—
Chief Compliance Officer fees (Note 4)	343	—	—	—
Distribution fees (Note 8)	—	104,231	12,202	4,038
Shareholder servicing fees (Note 7)	—	91,588	9,478	5,557
Due to Trustees	—	9,461	1,318	848
Accrued other expenses	497	2,919	639	—
Total liabilities	29,670	1,180,137	174,834	2,457,012

Net Assets	$16,126,504	$594,164,383	$76,636,202	$44,337,792

Components of Net Assets:
Paid-in capital (par value of
$0.01 per share with an unlimited
number of shares authorized)	$8,479,281	$390,556,390	$84,161,856	$37,442,986
Total distributable earnings
(accumulated deficit)	7,647,223	203,607,993	(7,525,654)	6,894,806
Net Assets	$16,126,504	$594,164,383	$76,636,202	$44,337,792

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2021 (Unaudited)

	North Square			North Square
	Oak Ridge	North Square	North Square	Trilogy
	Dividend	Tactical	Tactical	Alternative
	Growth Fund	Growth Fund	Defensive Fund	Return Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$—	$99,513,845	$24,309,638	$2,517,867
Shares of beneficial interest
issued and outstanding	—	6,420,599	1,449,514	216,488
Redemption price	—	15.50	16.77	11.63
Maximum sales charge
(5.75% of offering price)*	—	0.94	1.02	0.71
Maximum offering price to public	$—	$16.44	$17.79	$12.34
Class C Shares:
Net assets applicable to shares outstanding	$—	$98,513,531	$8,412,503	$4,243,766
Shares of beneficial interest
issued and outstanding	—	6,757,518	552,389	375,870
Redemption price	$—	$14.58	$15.23	$11.29
Class I Shares:
Net assets applicable to shares outstanding	$16,126,504	$396,137,007	$43,914,061	$37,576,159
Shares of beneficial interest
issued and outstanding	650,776	25,081,924	2,554,757	3,216,042
Redemption price	$24.78	$15.79	$17.19	$11.68

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2021 (Unaudited)

	North Square	North Square	North Square
	Oak Ridge	Dynamic	Oak Ridge	North Square
	Small Cap	Small Cap	All Cap	Multi Strategy
	Growth Fund	Fund	Growth Fund	Fund
Investment Income:
Dividends from unaffiliated investments
(net of foreign withholding taxes and/or issuance
fees of $0, $43, and $0, respectively)	$53,208	$94,518	$32,142	$15,373
Dividends from affiliated
regulated investment companies	—	—	—	90,595
Interest	310	22	32	49
Total investment income	53,518	94,540	32,174	106,017
Expenses:
Advisory fees (Note 4)	636,431	92,956	44,514	142,638
Distribution fees – Class A (Note 8)	111,111	—	—	57,640
Fund administration fees	102,481	13,419	8,136	36,909
Shareholder servicing fees – Class A (Note 7)	36,202	—	—	13,874
Shareholder servicing fees – Class I (Note 7)	28,860	10,496	6,322	3,380
Transfer agent fees and expenses	56,049	7,533	4,454	21,339
Legal fees	50,188	6,484	4,912	18,757
Trustees’ fees and expenses	20,857	2,837	3,945	7,988
Registration fees	20,728	10,526	10,865	18,746
Chief Compliance Officer fees (Note 4)	16,678	2,304	1,450	6,648
Fund accounting fees	11,167	1,490	924	4,159
Auditing fees	10,464	1,587	957	5,231
Custody fees	3,620	6,968	2,732	2,486
Shareholder reporting fees	3,584	631	502	2,109
Other expenses	12,554	1,579	1,345	2,807
Total expenses	1,120,974	158,810	91,058	344,711
Affiliated fund fees waived (Note 4)	—	—	—	(135,690)
Less advisory fees waived & expenses reimbursed
Class A	(90,461)	—	—	1,388
Class I	(65,835)	(53,847)	(30,646)	—
Net expenses	964,678	104,963	60,412	210,409
Net investment loss	(911,160)	(10,423)	(28,238)	(104,392)
Net Realized and Unrealized Gain:
Net realized gain on:
Investments	9,847,259	1,748,589	1,844,017	29,334
Affiliated issuers	—	—	—	2,680,463
Net realized gain	9,847,259	1,748,589	1,844,017	2,709,797
Net change in unrealized
appreciation/depreciation on:
Investments	(2,339,559)	(1,089,674)	(296,101)	(22,827)
Affiliated issuers	—	—	—	168,177
Net change in unrealized
appreciation/depreciation	(2,339,559)	(1,089,674)	(296,101)	145,350
Net realized and unrealized gain	7,507,700	658,915	1,547,916	2,855,147
Net increase in net assets from operations	$6,596,540	$648,492	$1,519,678	$2,750,755
See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued
For the Period Ended November 30, 2021 (Unaudited)

	North Square			North Square
	Oak Ridge	North Square	North Square	Trilogy
	Dividend	Tactical	Tactical	Alternative
	Growth Fund	Growth Fund	Defensive Fund	Return Fund
Investment Income:
Dividends	$149,058	$3,543,220	$512,562	$395,489
Interest	11	3,625	511	33
Total investment income	149,069	3,546,845	513,073	395,522
Expenses:
Advisory fees (Note 4)	61,692	3,119,201	494,335	289,035
Fund administration fees	10,652	196,976	28,383	17,478
Shareholder servicing fees – Class A (Note 7)	—	22,887	6,490	407
Shareholder servicing fees – Class C (Note 7)	—	34,855	3,569	1,677
Shareholder servicing fees – Class I (Note 7)	8,092	185,380	26,035	21,396
Transfer agent fees and expenses	6,253	140,091	21,422	13,615
Legal fees	5,392	173,132	23,068	13,609
Registration fees	2,838	10,233	10,586	9,692
Custody fees	2,689	7,370	2,122	2,341
Trustees’ fees and expenses	2,348	58,458	7,799	4,650
Chief Compliance Officer fees (Note 4)	1,831	20,806	3,264	1,968
Fund accounting fees	1,231	31,863	4,598	3,217
Auditing fees	986	43,887	6,552	4,227
Shareholder reporting fees	604	16,158	2,319	1,431
Distribution fees – Class A (Note 8)	—	124,702	30,330	3,145
Distribution fees – Class C (Note 8)	—	507,081	47,097	23,053
Interest expense	—	—	—	179
Other expenses	1,338	14,774	2,390	2,298
Total expenses	105,946	4,707,854	720,359	413,418
Less advisory fees waived & expenses reimbursed
Class A	—	(10,323)	—	(2,836)
Class C	—	(21,936)	—	(6,091)
Class I	(23,691)	(136,543)	(274)	(59,020)
Net expenses	82,255	4,539,052	720,085	345,471
Net investment income (loss)	66,814	(992,207)	(207,012)	50,051
Net Realized and Unrealized Gain:
Net realized gain on:
Investments	741,450	(9,081,374)	3,875,990	958,024
Written options	—	—	—	(2,697,670)
Purchased options	—	—	—	200,495
Net realized gain (loss)	741,450	(9,081,374)	3,875,990	(1,539,151)
Net change in unrealized
appreciation/depreciation on:
Investments	190,522	23,908,545	67,422	8,865
Written options	—	—	—	(2,229,010)
Purchased options	—	—	—	1,915,013
Net change in unrealized
appreciation/depreciation	190,522	23,908,545	67,422	1,385,579
Net realized and unrealized gain	931,972	14,827,171	3,943,412	(153,572)
Net increase (decrease) in net assets from operations	$998,786	$13,834,964	$3,736,400	$(103,521)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Oak Ridge		North Square Dynamic
	Small Cap Growth Fund		Small Cap Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021*	(Unaudited)	May 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(911,160)	$(1,577,208)	$(10,423)	$(55,627)
Net realized gain on investments
and foreign currency translations	9,847,259	32,671,779	1,748,589	6,975,800
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(2,339,559)	20,502,102	(1,089,674)	2,013,661
Net increase in net assets
resulting from operations	6,596,540	51,596,673	648,492	8,933,834

Distributions to shareholders:
Distributions:
Class A	—	(10,715,503)	—	—
Class I	—	(6,326,766)	—	(360,974)
Total	—	(17,042,269)	—	(360,974)

Capital Transactions:
Net proceeds from shares sold:
Class A	871,878	6,635,455	—	—
Class C	—	140,654	—	—
Class I	1,421,277	19,574,442	845,053	458,063
Class K	—	821,418	—	—
Reinvestment of distributions:
Class A	—	10,275,309	—	—
Class I	—	6,135,604	—	360,974
Cost of shares redeemed:
Class A	(8,891,252)	(23,410,067)	—	—
Class C	—	(10,888,219)	—	—
Class I	(7,438,573)	(16,947,193)	(2,603,755)	(4,522,752)
Class K	—	(7,907,186)	—	—
Net decrease in net assets
from capital transactions	(14,036,670)	(15,569,783)	(1,758,702)	(3,703,715)
Total increase (decrease) in net assets	(7,440,130)	18,984,621	(1,110,210)	4,869,145

Net Assets:
Beginning of Period	148,411,998	129,427,377	20,369,007	15,499,862
End of Period	$140,971,868	$148,411,998	$19,258,797	$20,369,007

*	At the close of business on October 9, 2020, Class C and Class K shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge		North Square Dynamic
	Small Cap Growth Fund		Small Cap Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021*	(Unaudited)	May 31, 2021
Capital Share Transactions:
Shares sold:
Class A	54,284	454,711	—	—
Class C	—	51,042	—	—
Class I	76,190	1,190,853	44,352	28,862
Class K	—	56,114	—	—
Shares reinvested:
Class A	—	692,901	—	—
Class C	—	—	—	—
Class I	—	362,083	—	22,822
Class K	—	—	—	—
Shares redeemed:
Class A	(547,553)	(1,595,558)	—	—
Class C	—	(3,598,192)	—	—
Class I	(405,725)	(1,035,753)	(134,419)	(288,973)
Class K	—	(529,547)	—	—
Net decrease in
capital share transactions	(822,804)	(3,951,346)	(90,067)	(237,289)

*	At the close of business on October 9, 2020, Class C and Class K shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge		North Square
	All Cap Growth Fund		Multi Strategy Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021*
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(28,238)	$(39,940)	$(104,392)	$(175,977)
Net realized gain on investments
and foreign currency translations	1,844,017	2,127,491	2,709,797	2,119,225
Capital gain distributions from
regulated investment companies	—	—	—	1,341,947
Net change in unrealized
appreciation/depreciation on investments
and foreign currency translations	(296,101)	1,982,882	145,350	13,507,961
Net increase in net assets
resulting from operations	1,519,678	4,070,433	2,750,755	16,793,156

Distributions to shareholders:
Distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	(775,050)	—	—
Total	—	(775,050)	—	—

Capital Transactions:
Net proceeds from shares sold:
Class A	—	—	907,085	1,491,365
Class C	—	—	—	16,998
Class I	1,696	58,913	926,076	3,857,218
Reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	775,050	—	—
Cost of shares redeemed:
Class A	—	—	(3,434,669)	(5,027,549)
Class C	—	—	—	(4,034,136)
Class I	(3,005,957)	(3,857,036)	(744,814)	(2,024,440)
Net decrease in net assets
from capital transactions	(3,004,261)	(3,023,073)	(2,346,322)	(5,720,544)
Total increase (decrease) in net assets	(1,484,583)	272,310	404,433	11,072,612

Net Assets:
Beginning of Period	12,463,006	12,190,696	55,732,330	44,659,718
End of Period	$10,978,423	$12,463,006	$56,136,763	$55,732,330

*	At the close of business on October 9, 2020, Class C shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge		North Square
	All Cap Growth Fund		Multi Strategy Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021*
Capital Share Transactions:
Shares sold:
Class A	—	—	36,816	73,292
Class C	—	—	—	1,210
Class I	72	2,940	35,820	188,700
Shares reinvested:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	39,968	—	—
Shares redeemed:
Class A	—	—	(141,278)	(241,640)
Class C	—	—	—	(258,716)
Class I	(136,417)	(197,381)	(28,693)	(92,145)
Net decrease in capital
share transactions	(136,345)	(154,473)	(97,335)	(329,299)

*	At the close of business on October 9, 2020, Class C shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge		North Square Tactical
	Dividend Growth Fund		Growth Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$66,814	$143,886	$(992,207)	$(3,697,670)
Net realized gain (loss) on investments
and foreign currency translations	741,450	664,556	(9,081,374)	36,306,302
Net change in unrealized
appreciation/depreciation on investments
and foreign currency translations	190,522	3,592,288	23,908,545	101,472,682
Net increase in net assets
resulting from operations	998,786	4,400,730	13,834,964	134,081,314

Distributions to shareholders:
Distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	(71,652)	(369,429)	—	(76,516)
Total	(71,652)	(369,429)	—	(76,516)

Capital Transactions:
Net proceeds from shares sold:
Class A	—	—	10,266,940	10,986,542
Class C	—	—	2,724,848	7,496,249
Class I	34,000	878,900	27,543,219	62,970,845
Reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	71,652	369,429	—	65,650
Cost of shares redeemed:
Class A	—	—	(10,194,200)	(16,927,016)
Class C	—	—	(12,492,806)	(20,850,022)
Class I	(1,092,610)	(238,986)	(32,952,971)	(73,760,825)
Net increase (decrease) in net assets
from capital transactions	(986,958)	1,009,343	(15,104,970)	(30,018,577)
Total increase (decrease) in net assets	(59,824)	5,040,644	(1,270,006)	103,986,221

Net Assets:
Beginning of Period	16,186,328	11,145,684	595,434,389	491,448,168
End of Period	$16,126,504	$16,186,328	$594,164,383	$595,434,389

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge		North Square Tactical
	Dividend Growth Fund		Growth Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021
Capital Share Transactions:
Shares sold:
Class A	—	—	665,942	801,246
Class C	—	—	186,418	575,511
Class I	1,398	49,284	1,749,021	4,556,239
Shares reinvested:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	3,078	18,325	—	4,578
Shares redeemed:
Class A	—	—	(660,462)	(1,285,728)
Class C	—	—	(860,538)	(1,623,365)
Class I	(47,747)	(11,455)	(2,090,944)	(5,366,351)
Net increase (decrease) in
capital share transactions	(43,271)	56,154	(1,010,563)	(2,337,870)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(207,012)	$(566,053)	$50,051	$342,523
Net realized gain (loss) on investments
and foreign currency translations	3,875,990	10,857,938	(1,539,151)	1,322,888
Net change in unrealized
appreciation/depreciation on investments
and foreign currency translations	67,422	10,359,937	1,385,579	2,861,240
Net increase (decrease) in net assets
resulting from operations	3,736,400	20,651,822	(103,521)	4,526,651

Distributions to shareholders:
Distributions:
Class A	—	—	—	(21,638)
Class C	—	—	—	(14,520)
Class I	—	—	—	(428,954)
Total	—	—	—	(465,112)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,863,818	2,452,935	323,056	569,284
Class C	170,544	554,748	40,317	345,710
Class I	1,622,320	3,388,648	2,082,824	5,491,488
Reinvestment of distributions:
Class A	—	—	—	19,432
Class C	—	—	—	14,089
Class I	—	—	—	419,858
Cost of shares redeemed:
Class A	(2,213,189)	(4,581,244)	(504,620)	(772,998)
Class C	(3,895,250)	(5,685,353)	(560,393)	(1,397,555)
Class I	(4,900,072)	(16,953,384)	(3,989,168)	(12,366,573)
Net decrease in net assets
from capital transactions	(5,351,829)	(20,823,650)	(2,607,984)	(7,677,265)
Total decrease in net assets	(1,615,429)	(171,828)	(2,711,505)	(3,615,726)

Net Assets:
Beginning of Period	78,251,631	78,423,459	47,049,297	50,665,023
End of Period	$76,636,202	$78,251,631	$44,337,792	$47,049,297

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the		For the
	Period Ended		Period Ended
	November 30,		November 30,
	2021	Year Ended	2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021
Capital Share Transactions:
Shares sold:
Class A	236,794	172,123	27,415	50,787
Class C	11,285	40,693	3,481	32,675
Class I	94,714	232,382	175,177	488,813
Shares reinvested:
Class A	—	—	—	1,755
Class C	—	—	—	1,330
Class I	—	—	—	37,646
Shares redeemed:
Class A	(133,297)	(318,633)	(42,910)	(68,468)
Class C	(261,536)	(429,755)	(48,569)	(127,286)
Class I	(285,875)	(1,137,019)	(335,877)	(1,111,480)
Net decrease in capital
share transactions	(337,915)	(1,440,209)	(221,283)	(694,228)

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.36	$12.07	$13.89	$16.85	$34.16	$34.02
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.17)	(0.15)	(0.16)[2]	(0.23)[2]	(0.33)[2]
Net realized and unrealized gain (loss)	0.79	5.34	0.44	(0.34)	5.69	2.62
Total from investment operations	0.68	5.17	0.29	(0.50)	5.46	2.29
Less Distributions:
From net realized gain	—	(1.88)	(2.11)	(2.46)	(22.77)	(2.15)
Total distributions	—	(1.88)	(2.11)	(2.46)	(22.77)	(2.15)
Net asset value, end of period	$16.04	$15.36	$12.07	$13.89	$16.85	$34.16
Total return[3]	4.36%[6]	43.47%	1.16%	(1.96)%	23.85%	6.82%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,191	$87,291	$73,973	$109,749	$162,714	$242,299
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.59%[7]	1.75%	2.06%	1.46%	1.40%	1.44%
After fees waived and expenses absorbed[4]	1.39%[7]	1.39%	1.39%	1.38%	1.38%[5]	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[4]	(1.52)%[7]	(1.54)%	(1.78)%	(1.08)%	(0.97)%	(1.02)%
After fees waived and expenses absorbed[4]	(1.32)%[7]	(1.18)%	(1.11)%	(1.00)%	(0.95)%	(0.97)%
Portfolio turnover rate	8%[6]	33%	38%	31%	39%	30%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.40%.

[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.59	$13.58	$15.35	$18.29	$35.25	$34.92
Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.15)	(0.13)	(0.13)[2]	(0.19)[2]	(0.22)[2]
Net realized and unrealized gain (loss)	0.88	6.04	0.47	(0.35)	6.00	2.70
Total from investment operations	0.78	5.89	0.34	(0.48)	5.81	2.48
Less Distributions:
From net realized gain	—	(1.88)	(2.11)	(2.46)	(22.77)	(2.15)
Total distributions	—	(1.88)	(2.11)	(2.46)	(22.77)	(2.15)
Net asset value, end of period	$18.37	$17.59	$13.58	$15.35	$18.29	$35.25
Total return[3]	4.50%[7]	43.92%	1.41%	(1.67)%	24.19%	7.23%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,781	$61,121	$40,165	$64,501	$172,935	$1,040,256
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.36%[8]	1.51%[6]	1.78%	1.22%	1.05%	1.09%
After fees waived and expenses absorbed[4]	1.14%[8]	1.08%	1.14%	1.14%	1.06%[5]	1.04%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[4]	(1.29)%[8]	(1.31)%[6]	(1.50)%	(0.84)%	(0.63)%	(0.67)%
After fees waived and expenses absorbed[4]	(1.07)%[8]	(0.87)%	(0.86)%	(0.75)%	(0.64)%	(0.62)%
Portfolio turnover rate	8%[7]	33%	38%	31%	39%	30%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred  or in connection with any merger reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.40%.

[6]	Ratios exclude the 12b-1 refund.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.27	$11.46	$11.54	$15.14	$12.07	$9.98
Income from Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.04)	0.02	(0.01)	— [2]	(0.03)
Net realized and unrealized gain (loss)	0.53	7.14	(0.07)	(1.31)	3.11	2.15
Total from investment operations	0.53	7.10	(0.05)	(1.32)	3.11	2.12
Less Distributions:
From net investment income	—	(0.01)	(0.03)	—	—	—
From net realized gain	—	(0.28)	—	(2.28)	(0.04)	(0.03)
Total distributions	—	(0.29)	(0.03)	(2.28)	(0.04)	(0.03)
Net asset value, end of period	$18.80	$18.27	$11.46	$11.54	$15.14	$12.07
Total return[3]	2.86%[4]	62.34%	(0.44)%	(8.42)%	25.83%	21.29%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,259	$20,369	$15,500	$20,389	$28,279	$1,167
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%[5]	1.67%	2.23%	2.02%	1.89%	19.89%
After fees waived and expenses absorbed	1.02%[5,6]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.62)%[5]	(0.82)%	(0.91)%	(0.91)%	(0.71)%	(18.97)%
After fees waived and expenses absorbed	(0.10)%[5]	(0.30)%	0.17%	(0.04)%	0.03%	(0.22)%
Portfolio turnover rate	83%[4]	179%	170%	133%	170%	181%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the					For the Period
	Six Months Ended	For the Year Ended May 31,				July 29, 2016*
	November 30, 2021					through
	(Unaudited)	2021	2020	2019	2018	May 31, 2017
Net asset value, beginning of period	$20.91	$16.24	$13.94	$13.16	$11.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.06)	0.03	(0.00)[2]	0.01	0.03
Net realized and unrealized gain	3.02	5.82	3.00	0.88	2.12	1.02
Total from investment operations	2.97	5.76	3.03	0.88	2.13	1.05
Less Distributions:
From net investment income	—	(0.03)	(0.01)	—	(0.00)[2]	(0.02)
From net realized gain	—	(1.06)	(0.72)	(0.10)	—	—
Total distributions	—	(1.09)	(0.73)	(0.10)	(0.00)	(0.02)
Net asset value, end of period	$23.88	$20.91	$16.24	$13.94	$13.16	$11.03
Total return[3]	14.21%[4]	35.93%	22.05%	6.80%	19.31%	10.58%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,978	$12,463	$12,191	$13,823	$14,285	$281
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%[5]	1.45%	1.88%	2.04%	1.99%	45.40%[5]
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.93)%[5]	(0.79)%	(0.74)%	(1.10)%	(0.96)%	(44.13)%[5]
After fees waived and expenses absorbed	(0.45)%[5]	(0.29)%	0.19%	(0.01)%	0.08%	0.32%[5]
Portfolio turnover rate	6%[4]	9%	18%	18%	74%	116%[4]
*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.57	$16.93	$16.92	$26.95	$22.81	$19.77
Income from Investment Operations:
Net investment income (loss)[1,5]	(0.05)	(0.09)	(0.05)	(0.06)	(0.16)	— [2]
Net realized and unrealized gain (loss)	1.24	6.73	1.25	(1.60)	4.30	3.04
Total from investment operations	1.19	6.64	1.20	(1.66)	4.14	3.04
Less Distributions:
From net investment income	—	—	(1.19)	—	—	—
From net realized gain	—	—	—	(8.37)	—	—
Total distributions	—	—	(1.19)	(8.37)	—	—
Net asset value, end of period	$24.76	$23.57	$16.93	$16.92	$26.95	$22.81
Total return[3]	5.05%[7]	39.20%	6.63%	(4.88)%	18.15%	15.38%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,823	$45,140	$35,278	$33,287	$41,570	$40,399
Ratio of expenses to average net assets:
Before fees waived/recovered[4]	0.78%[6,8]	0.92%[6]	1.34%[6]	0.82%[6]	0.93%[6]	1.63%
After fees waived/recovered[4]	0.79%[6,8]	1.13%[6]	1.20%[6]	1.00%[6]	1.13%[6]	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[4,5]	(0.41)%[8]	(0.23)%	(0.40)%	(0.09)%	(0.43)%	(0.43)%
After fees waived/recovered[4,5]	(0.42)%[8]	(0.44)%	(0.26)%	(0.27)%	(0.63)%	0.00%
Portfolio turnover rate	11%[7]	15%	7%	17%	117%	17%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[6]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.83	$17.73	$17.59	$27.53	$23.24	$20.14
Income from Investment Operations:
Net investment income (loss)[1,4]	(0.02)	0.06	(0.01)	0.02	(0.10)	0.01
Net realized and unrealized gain (loss)	1.27	7.04	1.36	(1.59)	4.39	3.09
Total from investment operations	1.25	7.10	1.35	(1.57)	4.29	3.10
Less Distributions:
From net investment income	—	—	(1.21)	—	—	—
From net realized gain	—	—	—	(8.37)	—	—
Total distributions	—	—	(1.21)	(8.37)	—	—
Net asset value, end of period	$26.08	$24.83	$17.73	$17.59	$27.53	$23.24
Total return[2]	5.19%[7]	40.07%	7.17%	(4.23)%	18.46%	15.39%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,313	$10,592	$5,851	$12,919	$12,434	$13,561
Ratio of expenses to average net assets:
Before fees waived/recovered[3]	0.53%[5,8]	0.67%[5,6]	0.92%[5]	0.44%[5]	0.72%[5]	1.26%
After fees waived/recovered[3]	0.53%[5,8]	0.43%[5]	0.90%[5]	0.62%[5]	0.88%[5]	1.17%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[3,4]	(0.16)%[8]	0.05%[6]	(0.10)%	0.29%	(0.22)%	(0.06)%
After fees waived/recovered[3,4]	(0.16)%[8]	0.29%	(0.08)%	0.10%	(0.38)%	0.03%
Portfolio turnover rate	11%[7]	15%	7%	17%	117%	17%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Does not include expenses of investment companies in which the Fund invests.
[4]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[5]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).
[6]	Ratios exclude the 12b-1 refund.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.32	$17.47	$16.25	$15.65	$13.69	$12.08
Income from Investment Operations:
Net investment income[1]	0.10	0.21	0.24	0.24	0.24	0.21
Net realized and unrealized gain	1.46	6.18	1.28	0.82	1.93	1.73
Total from investment operations	1.56	6.39	1.52	1.06	2.17	1.94
Less Distributions:
From net investment income	(0.10)	(0.18)	(0.25)	(0.24)	(0.20)	(0.19)
From net realized gain	—	(0.36)	(0.05)	(0.22)	(0.01)	(0.14)
Total distributions	(0.10)	(0.54)	(0.30)	(0.46)	(0.21)	(0.33)
Net asset value, end of period	$24.78	$23.32	$17.47	$16.25	$15.65	$13.69
Total return[2]	6.73%[4]	37.06%	9.35%	6.94%	15.89%	16.25%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,127	$16,186	$11,146	$12,014	$10,036	$372
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%[5]	1.44%[3]	1.89%	2.38%	2.93%	36.24%
After fees waived and expenses absorbed	1.00%[5]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%[5]	0.59%[3]	0.47%	0.18%	(0.33)%	(33.57)%
After fees waived and expenses absorbed	0.81%[5]	1.03%	1.36%	1.56%	1.60%	1.67%
Portfolio turnover rate	8%[4]	28%	18%	15%	30%	22%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Ratios exclude the 12b-1 refund.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.15	$11.81	$11.62	$12.33	$11.03	$9.82
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.03)	(0.09)	0.05	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.38	3.43	0.72	(0.40)	1.31	1.23
Total from investment operations	0.35	3.34	0.77	(0.41)	1.30	1.22
Less Distributions:
From net investment income	—	—	(0.06)	—	(0.00)[4]	(0.01)
From net realized gain	—	—	(0.52)	(0.30)	—	—
Total distributions	—	—	(0.58)	(0.30)	—	(0.01)
Net asset value, end of period	$15.50	$15.15	$11.81	$11.62	$12.33	$11.03
Total return[3]	2.30%[5]	28.28%	6.53%	(3.22)%	11.80%	12.48%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,514	$97,180	$81,511	$85,250	$109,707	$105,141
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%[6]	1.55%	1.56%	1.57%	1.61%	1.65%
After fees waived and expenses absorbed	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.39)%[6]	(0.70)%	0.39%	(0.07)%	(0.15)%	(0.22)%
After fees waived and expenses absorbed[2]	(0.37)%[6]	(0.70)%	0.40%	(0.05)%	(0.09)%	(0.12)%
Portfolio turnover rate	30%[5]	79%	128%	120%	82%	96%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.30	$11.24	$11.14	$11.92	$10.74	$9.62
Income from Investment Operations:
Net investment loss[1,2]	(0.08)	(0.19)	(0.04)[4]	(0.10)[4]	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.36	3.25	0.69	(0.38)	1.28	1.21
Total from investment operations	0.28	3.06	0.65	(0.48)	1.18	1.12
Less Distributions:
From net investment income	—	—	(0.03)	—	—	—
From net realized gain	—	—	(0.52)	(0.30)	—	—
Total distributions	—	—	(0.55)	(0.30)	—	—
Net asset value, end of period	$14.58	$14.30	$11.24	$11.14	$11.92	$10.74
Total return[3]	1.95%[5]	27.22%	5.73%	(3.92)%	10.99%	11.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$98,514	$106,291	$95,291	$104,812	$99,286	$96,506
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%[6]	2.31%	2.33%	2.32%	2.35%	2.41%
After fees waived and expenses absorbed	2.30%[6]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(1.16)%[6]	(1.46)%	(0.36)%	(0.85)%	(0.88)%	(0.99)%
After fees waived and expenses absorbed[2]	(1.12)%[6]	(1.45)%	(0.33)%	(0.83)%	(0.83)%	(0.88)%
Portfolio turnover rate	30%[5]	79%	128%	120%	82%	96%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.42	$12.00	$11.77	$12.46	$11.12	$9.88
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	(0.06)	0.08	0.02 [5]	0.02 [5]	0.01 [5]
Net realized and unrealized gain (loss)	0.38	3.48	0.74	(0.41)	1.32	1.25
Total from investment operations	0.37	3.42	0.82	(0.39)	1.34	1.26
Less Distributions:
From net investment income	—	(0.00)[4]	(0.07)	—	(0.00)[4]	(0.02)
From net realized gain	—	—	(0.52)	(0.30)	—	—
Total distributions	—	—	(0.59)	(0.30)	—	(0.02)
Net asset value, end of period	$15.79	$15.42	$12.00	$11.77	$12.46	$11.12
Total return[3]	2.42%[6]	28.53%	6.88%	(3.02)%	12.09%	12.79%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$396,137	$391,964	$314,646	$337,265	$238,052	$179,979
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%[7]	1.33%	1.34%	1.33%	1.36%	1.42%
After fees waived and expenses absorbed	1.30%[7]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.19)%[7]	(0.48)%	0.62%	0.13%	0.07%	0.00%
After fees waived and expenses absorbed[2]	(0.12)%[7]	(0.45)%	0.66%	0.16%	0.13%	0.12%
Portfolio turnover rate	30%[6]	79%	128%	120%	82%	96%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.00	$12.41	$13.52	$13.26	$12.58	$11.08
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.05)	(0.10)	0.07	0.03	(0.03)	(0.07)
Net realized and unrealized gain (loss)	0.82	3.69	(1.12)	0.23	1.01	1.57
Total from investment operations	0.77	3.59	(1.05)	0.26	0.98	1.50
Less Distributions:
From net investment income	—	—	(0.06)	—	(0.02)	—
From net realized gain	—	—	—	—	(0.28)	—
Total distributions	—	—	(0.06)	—	(0.30)	—
Net asset value, end of period	$16.77	$16.00	$12.41	$13.52	$13.26	$12.58
Total return	4.82%[3]	28.93%	(7.85)%	1.96%	7.77%	13.54%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,310	$21,542	$18,526	$24,231	$47,888	$52,978
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.84%[4]	1.87%	1.85%	1.84%	1.85%	1.94%
After fees waived and expenses absorbed	1.84%[4]	1.87%	1.85%	1.84%	1.85%	1.94%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.55)%[4]	(0.71)%	0.47%	0.26%	(0.23)%	(0.56)%
After fees waived and expenses absorbed[2]	(0.55)%[4]	(0.71)%	0.47%	0.26%	(0.23)%	(0.56)%
Portfolio turnover rate	111%[3]	350%	522%	396%	335%	196%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.59	$11.40	$12.51	$12.36	$11.81	$10.48
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.10)	(0.19)	(0.03)[4]	(0.08)[4]	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.74	3.38	(1.03)	0.23	0.95	1.48
Total from investment operations	0.64	3.19	(1.06)	0.15	0.83	1.33
Less Distributions:
From net investment income	—	—	(0.05)	—	(0.28)	—
From net realized gain	—	—	—	—	—	—
Total distributions	—	—	(0.05)	—	(0.28)	—
Net asset value, end of period	$15.23	$14.59	$11.40	$12.51	$12.36	$11.81
Total return	4.38%[5]	27.98%	(8.54)%	1.21%	6.97%	12.69%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,413	$11,711	$13,586	$19,151	$23,178	$26,058
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.61%[6]	2.62%	2.61%	2.59%	2.59%	2.71%
After fees waived and expenses absorbed	2.61%[6]	2.62%	2.61%	2.59%	2.59%	2.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(1.29)%[6]	(1.42)%	(0.24)%	(0.64)%	(0.97)%	(1.31)%
After fees waived and expenses absorbed[2]	(1.29)%[6]	(1.42)%	(0.24)%	(0.64)%	(0.97)%	(1.30)%
Portfolio turnover rate	111%[5]	350%	522%	396%	335%	196%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.39	$12.69	$13.79	$13.50	$12.78	$11.23
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.03)	(0.07)	0.09	0.03	(0.00)[4]	(0.03)
Net realized and unrealized gain (loss)	0.83	3.77	(1.13)	0.26	1.03	1.58
Total from investment operations	0.80	3.70	(1.04)	0.29	1.03	1.55
Less Distributions:
From net investment income	—	—	(0.06)	—	(0.03)	—
From net realized gain	—	—	—	—	(0.28)	—
Total distributions	—	—	(0.06)	—	(0.31)	—
Net asset value, end of period	$17.19	$16.39	$12.69	$13.79	$13.50	$12.78
Total return	4.88%[3,5]	29.16%	(7.61)%	2.15%	8.03%	13.80%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,914	$44,999	$46,311	$54,684	$28,953	$28,338
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%[6]	1.68%	1.66%	1.64%	1.62%	1.75%
After fees waived and expenses absorbed	1.65%[6]	1.68%	1.66%	1.64%	1.62%	1.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.35)%[6]	(0.50)%	0.65%	0.21%	(0.01)%	(0.33)%
After fees waived and expenses absorbed[2]	(0.35)%[6]	(0.50)%	0.65%	0.21%	(0.01)%	(0.28)%
Portfolio turnover rate	111%[5]	350%	522%	396%	335%	196%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.67	$10.72	$10.37	$10.94	$11.17	$10.49
Income from Investment Operations:
Net investment income[1,2]	— [5]	0.06	0.13	0.17	0.11	0.09
Net realized and unrealized gain (loss)	(0.04)	0.98	0.39	(0.62)	(0.22)	0.68
Total from investment operations	(0.04)	1.04	0.52	(0.45)	(0.11)	0.77
Less Distributions:
From net investment income	—	(0.08)	(0.17)	(0.12)	(0.12)	(0.09)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	—	(0.09)	(0.17)	(0.12)	(0.12)	(0.09)
Net asset value, end of period	$11.63	$11.67	$10.72	$10.37	$10.94	$11.17
Total return[3]	(0.34)%[6]	9.74%	5.04%	(4.13)%	(1.02)%	7.37%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,518	$2,708	$2,659	$4,733	$23,289	$30,818
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.85%[7]	1.97%	1.89%	1.94%	1.84%	1.82%
After fees waived and expenses absorbed	1.63%[7]	1.63%	1.63%	1.63%	1.72%[4]	1.82%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.14)%[7]	0.22%	0.95%	1.27%	0.90%	0.86%
After fees waived and expenses absorbed[2]	0.08%[7]	0.56%	1.21%	1.58%	1.02%	0.86%
Portfolio turnover rate	7%[6]	11%	21%	5%	55%	18%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[5]	Amount represents less than $0.005 per share.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.38	$10.47	$10.14	$10.73	$10.95	$10.31
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.04)	(0.02)	0.04	0.07	0.03	0.01
Net realized and unrealized gain (loss)	(0.05)	0.96	0.40	(0.59)	(0.22)	0.66
Total from investment operations	(0.09)	0.94	0.44	(0.52)	(0.19)	0.67
Less Distributions:
From net investment income	—	(0.03)	(0.11)	(0.07)	(0.03)	(0.03)
From net realized gain	—	(0.00)[3]	—	—	—	—
Total distributions	—	(0.03)	(0.11)	(0.07)	(0.03)	(0.03)
Net asset value, end of period	$11.29	$11.38	$10.47	$10.14	$10.73	$10.95
Total return[4]	(0.79)%[6]	8.97%	4.34%	(4.84)%	(1.75)%	6.46%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,244	$4,789	$5,384	$7,460	$11,660	$11,592
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.65%[2]	2.73%	2.68%	2.63%	2.56%[5]	2.60%
After fees waived and expenses absorbed	2.38%[2]	2.38%	2.38%	2.38%	2.47%	2.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.93)%[2]	(0.52)%	0.13%	0.43%	0.17%	0.08%
After fees waived and expenses absorbed[2]	(0.66)%[2]	(0.17)%	0.43%	0.68%	0.26%	0.08%
Portfolio turnover rate	7%[6]	11%	21%	5%	55%	18%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]	Amount represents less than $0.005 per share.
[4]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.71	$10.76	$10.40	$10.97	$11.20	$10.52
Income from Investment Operations:
Net investment income[1,2]	0.02	0.09	0.15	0.18	0.14	0.12
Net realized and unrealized gain (loss)	(0.05)	0.98	0.41	(0.60)	(0.22)	0.67
Total from investment operations	(0.03)	1.07	0.56	(0.42)	(0.08)	0.79
Less Distributions:
From net investment income	—	(0.11)	(0.20)	(0.15)	(0.15)	(0.11)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	—	(0.12)	(0.20)	(0.15)	(0.15)	(0.11)
Net asset value, end of period	$11.68	$11.71	$10.76	$10.40	$10.97	$11.20
Total return[3]	(0.22)%[5]	9.98%	5.39%	(3.90)%	(0.72)%	7.53%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,576	$39,552	$42,622	$52,330	$67,545	$62,571
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%[6]	1.79%	1.72%	1.65%	1.57%[4]	1.62%
After fees waived and expenses absorbed	1.38%[6]	1.38%	1.38%	1.38%	1.47%	1.62%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	0.03%[6]	0.43%	1.09%	1.39%	1.15%	1.06%
After fees waived and expenses absorbed[2]	0.33%[6]	0.84%	1.43%	1.66%	1.25%	1.06%
Portfolio turnover rate	7%[5]	11%	21%	5%	55%	18%
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited)

Note 1 – Organization

North Square Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Oak Ridge All Cap Growth Fund (“All Cap Growth” or “All Cap Growth Fund”), North Square Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”), North Square Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”) and North Square Trilogy Alternative Return Fund (“Trilogy Alternative Return” or “Trilogy Alternative Return Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, Dynamic Small Cap Fund, All Cap Growth Fund, Multi Strategy Fund, Dividend Growth Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to provide capital appreciation. Effective the close of business on May 10, 2019, the Small Cap Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation. Effective the close of business on May 10, 2019, the Dynamic Small Cap Fund acquired all the assets and assumed the liabilities of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The All Cap Growth Fund’s primary investment objective is long-term growth of capital. Effective the close of business on May 10, 2019, the All Cap Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge All Cap Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation. Effective the close of business on May 10, 2019, the Multi Strategy Fund acquired all the assets and assumed the liabilities of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Dividend Growth Fund’s primary investment objective is current income and long-term capital appreciation.  Effective the close of business on May 10, 2019, the Dividend Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on June 11, 2021, the Tactical Growth Fund acquired all the assets and assumed the liabilities of the Stadion Tactical Growth Fund (the “Predecessor Fund”), a series of Stadion Investment Trust.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. Effective the close of business on June 11, 2021, the Tactical Defensive Fund acquired all the assets and assumed the liabilities of the Stadion Tactical Defensive Fund (the “Predecessor Fund”), a series of Stadion Investment Trust.

The Trilogy Alternative Return Fund’s primary investment objective is total return, with an emphasis on lower risk and volatility than the U.S. equity markets. Effective the close of business on June 11, 2021, the Trilogy Alternative Return Fund acquired all the assets and assumed the liabilities of the Stadion Trilogy Alternative Return Fund (the “Predecessor Fund”), a series of Stadion Investment Trust.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

(b)  Deposits with Broker
When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Funds’ open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the  exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At November 30, 2021, the North Square Trilogy Alternative Return Fund had $209,675 cash and cash equivalents on deposit with Interactive Brokers, LLC for option contracts which are presented on the Fund’s Statement of Assets and Liabilities.

(c)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(d)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2018-2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)  Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, Dynamic Small Cap Fund, All Cap Growth Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f)  Line of Credit
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds, or 3.33% of unencumbered assets.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of November 30, 2021, the Prime Rate was 3.25%. During the period ended November 30, 2021, the All Cap Growth Fund, Multi Strategy Fund, Dividend Growth Fund and Trilogy Alternative Return Fund had average outstanding borrowings under the credit facility of $1,261,000, $278,000, $867,000, and $1,053,000, respectively. Each Fund paid a weighted average interest rate of 3.25% totaling $114, $25, $78, and $95, respectively. These amounts are included as Custody Fees on the Statements of Operations. None of the other Funds had borrowings under the credit facility during the period ended November 30, 2021.

Note 3 – Reorganization Information

Effective upon the close of business on October 9, 2020, the outstanding Class C and Class K shares of the Small Cap Growth Fund and the Class C shares of the Multi Strategy Fund were converted into Class I shares of their respective funds, as applicable (the “Class Conversion”) pursuant to the Supplement to the Prospectus dated August 10, 2020. The Class Conversion was completed based on the share classes’ relative net asset values on the date of conversion, without the imposition of any sales charge or any other charge as detailed below:

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

	Shares	Net	NAV	Share
Small Cap Growth Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	3,147,304	$9,634,212	$3.0611	0.1852
Class K	105,492	$1,719,425	$16.2991	0.9862
Class I (before conversion)	2,729,370	$45,107,746	$16.5268
Class I (after conversion)	3,416,353	$56,461,383	$16.5268

	Shares	Net	NAV	Share
Multi Strategy Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	218,468	$3,433,793	$15.7176	0.7701
Class I (before conversion)	319,524	$6,521,801	$20.4110
Class I (after conversion)	487,756	$9,955,594	$20.4110

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended November 30, 2021 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment
Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
Dynamic Small Cap Fund	0.90%
All Cap Growth Fund	0.70%
Multi Strategy Fund	0.00% – 0.50%[1]
Dividend Growth Fund	0.75%
Tactical Growth Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Trilogy Alternative Return Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%

[1]
The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Advisor (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the period ended November 30, 2021, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Advisor engages Oak Ridge Investments, LLC (“Oak Ridge”) to manage the Small Cap Growth Fund, All Cap Growth Fund, and Dividend Growth Fund as a sub-advisor, Algert Global LLC (“Algert Global”) to manage the Dynamic Small Cap Fund as a sub-advisor and engages NSI Retail Advisors to manage the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund as a sub-advisor. At meetings of the Funds’ Board of Trustees on September 22-23, 2021, the Board approved the termination of the subadvisory agreement between the Advisor and Oak Ridge and approved a new subadvisory agreement between the Adviser and NSI Retail Advisors with respect to the Multi Strategy Fund. The new subadvisory agreement went into effect on October 1, 2021. The Advisor pays the sub-advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I
	Agreement Expires	Shares†	Shares†	Shares†
Small Cap Growth Fund	September 30, 2022	1.39%	—	1.14%
Dynamic Small Cap Fund	September 30, 2029	—	—	0.99%
All Cap Growth Fund	September 30, 2029	1.20%*	—	0.95%
Multi Strategy Fund	September 30, 2029	1.20%	—	1.17%
Dividend Growth Fund	September 30, 2029	—	—	1.00%
Tactical Growth Fund	January 19, 2023	1.30%°	1.30%°	1.30%
Tactical Defensive Fund	January 19, 2023	1.70%°	1.70%°	1.70%
Trilogy Alternative Return Fund	January 19, 2023	1.38%°	1.38%°	1.38%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	This class is currently not available for purchase.
°	Exclusive of payments under a Rule 12b-1 Distribution Plan.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. The Multi Strategy Fund includes a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the period ended November 30, 2021, the Multi Strategy Fund recouped $1,388 in Class A shares, the Tactical Growth Fund recouped $7,462, $2,593, and $11,160 in Class A, Class C, and Class I shares, respectively.

The Advisor may recapture all or a portion of this amount no later than the dates stated below:

		Small Cap Growth Fund
		Class A	Class I	Total
May 31, 2022		$53,634	$43,407	$97,041
May 31, 2023		$642,383	$341,572	$983,955
May 31, 2024		$312,918	$166,395	$479,313
May 31, 2025		$90,462	$65,834	$156,296
		$1,099,397	$617,208	$1,716,605

		Dynamic		Dividend
		Small	All Cap	Growth
		Cap Fund	Growth Fund	Fund
May 31, 2022		$139,126	$97,323	$98,273
May 31, 2023		$206,505	$120,773	$119,996
May 31, 2024		$98,584	$68,724	$60,057
May 31, 2025		$53,847	$30,646	$23,691
		$498,062	$317,466	$302,017

	Tactical Growth Fund
	Class A	Class C	Class I	Total
May 31, 2022	$2,758	$13,159	$59,614	$75,531
May 31, 2023	$12,533	$28,665	$117,696	$158,894
May 31, 2024	$6,786	$20,306	$100,719	$127,811
May 31, 2025	$17,785	$24,528	$147,703	$190,016
	$39,862	$86,658	$425,732	$552,252

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

	Tactical Defensive Fund
	Class A	Class C	Class I	Total
May 31, 2022	$—	$—	$—	$—
May 31, 2023	$—	$—	$—	$—
May 31, 2024	$—	$—	$—	$—
May 31, 2025	$—	$—	$274	$274
	$—	$—	$274	$274

	Trilogy Alternative Return Fund
	Class A	Class C	Class I	Total
May 31, 2022	$7,534	$13,310	$105,065	$125,909
May 31, 2023	$8,412	$19,058	$161,222	$188,692
May 31, 2024	$9,091	$18,532	$166,572	$194,195
May 31, 2025	$2,836	$6,092	$59,020	$67,948
	$27,873	$56,992	$491,879	$576,744

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“GFS”) serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank N.A., serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, transfer agency, fund administration and custody services for the period ended November 30, 2021 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the period ended November 30, 2021, are reported on the Statements of Operations.

Note 5 – Federal Income Taxes

At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap	Dynamic	Disciplined
	Growth Fund	Small Cap Fund	Growth Fund
Cost of investments	$95,094,906	$17,870,488	$6,129,952
Gross unrealized appreciation	$57,554,173	$3,199,076	$6,378,111
Gross unrealized depreciation	(3,899,518)	(747,296)	(31,287)
Net unrealized appreciation on investments	$53,654,655	$2,451,780	$6,346,824

	Multi Strategy	Dividend	Tactical
	Fund	Growth Fund	Growth Fund
Cost of investments	$37,852,940	$9,885,670	$434,032,577
Gross unrealized appreciation	$18,251,959	$6,314,266	$162,542,863
Gross unrealized depreciation	(126,333)	(10,777)	(40,905)
Net unrealized appreciation on investments	$18,125,626	$6,303,489	$162,501,958

	Tactical	Trilogy Alternative
	Defensive Fund	Return Fund
Cost of investments	$85,453,434	$37,110,316
Gross unrealized appreciation	$10,960,441	$14,797,594
Gross unrealized depreciation	—	(4,835,344)
Net unrealized appreciation on investments	$10,960,441	$9,962,250

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
Small Cap Growth Fund	$5,735,994	$(5,735,994)
Dynamic Small Cap Fund	$436,050	$(436,050)
All Cap Growth Fund	$172,734	$(172,734)
Multi Strategy Fund	$20,299	$(20,299)
Dividend Growth Fund	$—	$—
Tactical Growth Fund	$—	$—
Tactical Defensive Fund	$(259,996)	$259,996
Trilogy Alternative Return Fund	$—	$—

As of May 31, 2021, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap	Dynamic	All Cap	Multi Strategy
	Growth Fund	Small Cap Fund	Growth Fund	Fund
Undistributed ordinary income	$2,234,366	$4,543,870	$10,604	$—
Undistributed long-term gains	10,131,497	622,750	1,722,827	3,299,525
Accumulated earnings	$12,365,863	$5,166,620	$1,733,431	$3,299,525
Accumulated capital and other losses	$—	$—	$—	$(146,333)
Net unrealized appreciation on investments	53,654,655	2,451,780	6,346,824	18,125,626
Total accumulated earnings	$66,020,518	$7,618,400	$8,080,255	$21,278,818

	Dividend	Tactical	Tactical	Trilogy Alternative
	Growth Fund	Growth Fund	Defensive Fund	Return Fund
Undistributed ordinary income	$18,169	$19,279,146	$—	$—
Undistributed long-term gains	397,951	—	—	—
Accumulated earnings	$416,120	$19,279,146	$—	$—
Accumulated capital and other losses	$—	$8,624,965	$(21,223,105)	$(2,921,468)
Net unrealized appreciation on investments	6,303,489	162,501,958	10,960,441	9,962,250
Other cumulative effect of timing differences	—	—	(496,296)	—
Total accumulated earnings	$6,719,609	$190,406,069	$(10,758,960)	$7,040,782

The tax character of distributions paid during the period ended November 30, 2021 and fiscal year ended May 31, 2021 were as follows:

	Small Cap		Dynamic		All Cap
	Growth Fund		Small Cap Fund		Growth Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2021	2021	2021	2021	2021	2021
Ordinary income	$—	$2,283,449	$—	$72,357	$—	$16,524
Net long-term capital gains	—	14,758,820	—	288,617	—	758,526
Total distributions paid	$—	$17,042,269	$—	$360,974	$—	$775,050

	Multi Strategy		Dividend		Tactical
	Fund		Growth Fund		Growth Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2021	2021	2021	2021	2021	2021
Ordinary income	$—	$—	$71,652	$125,884	$—	$76,516
Net long-term capital gains	—	—	—	243,545	—	—
Total distributions paid	$—	$—	$71,652	$369,429	$—	$76,516

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

	Tactical		Trilogy Alternative
	Defensive Fund		Return Fund
	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2021	2021	2021	2021
Ordinary income	$—	$—	$—	$422,627
Net long-term capital gains	—	—	—	—
Tax Return of Capital	—	—	—	42,485
Total distributions paid	$—	$—	$—	$465,112

As of May 31, 2021, the Tactical Defensive Fund had $17,480,557 and $3,187,786 in short-term and long-term capital loss carryforwards, respectively. The Trilogy Alternative Return Fund had $2,921,468 in short-term capital loss carryforwards. The other Funds did not have any accumulated capital loss carryforwards as of May 31, 2021.

As of May 31, 2021, the Funds had the following qualified late-year ordinary losses which are deferred until fiscal year 2022 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post October Losses
Small Cap Growth Fund	$—	$—
Dynamic Small Cap Fund	$—	$—
All Cap Growth Fund	$—	$—
Multi Strategy Fund	$(146,333)	$—
Dividend Growth Fund	$—	$—
Tactical Growth Fund	$—	$—
Tactical Defensive Fund	$(496,296)	$(554,762)
Trilogy Alternative Return Fund	$—	$—

Note 6 – Investment Transactions

For the year ended November 30, 2021, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$11,626,661	$34,613,241
Dynamic Small Cap Fund	$16,702,477	$18,100,631
All Cap Growth Fund	$677,562	$3,523,858
Multi Strategy Fund	$6,008,606	$7,500,000
Dividend Growth Fund	$1,340,523	$2,654,046
Tactical Growth Fund	$162,468,484	$195,150,504
Tactical Defensive Fund	$77,381,029	$102,325,044
Trilogy Alternative Return Fund	$3,437,800	$4,931,484

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended November 30, 2021, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the period ended November 30, 2021, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

In May of 2021, the Funds' distributor, Compass Distributors, LLC, returned unused 12b-1 fees from closed share classes. The Dividend Growth Fund Class A shares closed in May of 2020, the Small Cap Growth Fund Class C shares closed in October of 2020,

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

and the Multi Strategy Fund Class C shares closed in October of 2020. All shareholders of these closed classes were converted into the Class I shares of each respective Fund. The amounts in the table below were returned to the respective Funds during the fiscal year ended May 31, 2021.

Fees Returned
Dividend Growth Fund	$1,007
Small Cap Growth Fund	79,654
Multi Strategy Fund	20,501

The return of 12b-1 fees by the Distributor is non-recurring and is included in the ratios appearing in the financial highlights of this report. Had the Funds not received the returned 12b-1 fees, the ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

			Ratio of Net	Ratio of Net
	Ratio of	Ratio of	Investment	Investment
	Expenses to Average	Expenses to average	Income/(Loss) to	Income/(Loss) to
	Net Assets Before	Net Assets After	Average Net Assets	Average Net Assets
	Fees Waived and	Fees Waived and	Before Fees Waived and	After Fees Waived and
	Expenses Absorbed	Expenses Absorbed	Expenses Absorbed	Expenses Absorbed
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2021	May 31, 2021	May 31, 2021	May 31, 2021
Dividend Growth Fund Class I	1.44%	1.01%	0.59%	1.02%
Small Cap Growth Fund Class I	1.51%	1.23%	(1.31)%	(1.02)%
Multi Strategy Fund Class I	0.66%	0.66%	0.05%	0.05%

Except for the Fund classes listed below, total return would have been the same for the year ended May 31, 2021, if the Funds had not received the returned 12b-1 fee amounts reported above.  Had the Funds not received the 12b-1 fee amounts the total return would have been:

Year Ended May 31, 2021
Small Cap Growth Fund Class I	43.73%
Multi Strategy Fund Class I	39.80%

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2021, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$132,544,655	$—	$—	$132,544,655
Short-Term Investment	8,778,725	—	—	8,778,725
Total	$141,323,380	$—	$—	$141,323,380

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$18,454,049	$—	$—	$18,454,049
REITs	833,029	—	—	833,029
Rights	—	—	818	818
Short-Term Investment	237,331	—	—	237,331
Total	$19,524,409	$—	$818	$19,525,227

All Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$10,408,949	$—	$—	$10,408,949
REIT	94,215	—	—	94,215
Short-Term Investment	490,226	—	—	490,226
Total	$10,993,390	$—	$—	$10,993,390

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$1,909,144	$—	$—	$1,909,144
Mutual Funds	54,167,704	—	—	54,167,704
Short-Term Investment	314,654	—	—	314,654
Total	$56,391,502	$—	$—	$56,391,502

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$15,135,068	$—	$—	$15,135,068
REIT	583,553	—	—	583,553
Short-Term Investment	414,515	—	—	414,515
Total	$16,133,136	$—	$—	$16,133,136

Tactical Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$537,752,152	$—	$—	$537,752,152
Short-Term Investment	55,041,626	—	—	55,041,626
Total	$592,793,778	$—	$—	$592,793,778

Tactical Defensive Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$57,353,391	$—	$—	$57,353,391
Short-Term Investment	1,185,960	—	—	1,185,960
Total	$58,539,351	$—	$—	$58,539,351

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

Trilogy Alternative Return Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$14,780,593	$—	$—	$14,780,593
ETFs	24,911,472	—	—	24,911,472
Purchased Options	—	6,070,950	—	6,070,950
Short-Term Investment	739,035	—	—	739,035
Total	$40,431,100	$6,070,950	$—	$46,502,050
Written Options	$—	$2,385,875	$—	$2,385,875

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Dynamic Small Cap Fund
Beginning balance May 31, 2021	$818
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—
Balance as of November 30, 2021	$818

Impact to
Valuation from
	Fair Value	Valuation	Unobservable	Input	an increase
	November 30, 2021	Methodologies	Input[1]	Range/Value	in Input[2]
Dynamic			Adjusted by management
Small Cap Fund —		Fair Value	to reflect
Rights	$818	Pricing	current conditions	—	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

Multi Strategy Fund
					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
North Square Advisory
Research All Cap
Value Fund – Class I	$3,508,534	$3,000,000	$—	$—	$94,978	$6,603,512	$—	$—

North Square Altrinsic
International Equity
Fund – Class I	1,114,354	—	—	—	(92,791)	1,021,563	—	—

North Square Dynamic
Small Cap Fund – Class I	18,865,796	—	(2,500,000)	890,159	(274,486)	16,981,469	—	—

North Square McKee
Bond Fund – Class I*	1,491,593	6,578	—	—	(11,763)	1,486,408	6,578	—

North Square All Cap
Growth Fund – Class I	11,873,010	—	(3,000,000)	1,474,910	(39,129)	10,308,791	—	—

North Square Dividend
Growth Fund – Class I	14,480,760	64,270	(1,000,000)	315,394	506,756	14,367,180	64,270	—

North Square Strategic
Income Fund – Class I	1,221,663	1,019,747	—	—	(15,388)	2,226,022	19,747	—
	$52,555,710	$4,090,595	$(6,500,000)	$2,680,463	$168,177	$52,994,945	$90,595	$—

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period
North Square Advisory
Research All Cap
Value Fund – Class I	304,971	254,090	—	559,061

North Square Altrinsic
International Equity
Fund – Class I	100,109	—	—	100,109

North Square Dynamic Small
Cap Fund – Class I	1,032,441	—	(128,994)	903,447

North Square McKee Bond
Fund – Class I*	150,441	664	—	151,105

North Square All Cap
Growth Fund – Class I	567,875	—	(136,169)	431,706

North Square Dividend
Growth Fund – Class I	620,914	2,761	(43,895)	579,780

North Square Strategic
Income Fund – Class I	121,291	101,020	—	222,311
				2,947,519

*	Effective 12/01/2021, North Square McKee Bond Fund renamed its Class I share as Class R6.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

Note 12 – Derivative and Other Financial Instruments

At November 30, 2021, the North Square Trilogy Alternative Return Fund held derivative and other financial instruments which are not subject to a master netting arrangement.  As the tables below illustrate, no positions are netted in the Fund’s financial statements.

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the		Collateral
	of Recognized	Statement of Assets	Statement of Assets	Financial	Received
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Written option contracts	$2,385,875	$—	$2,385,875	$2,385,875	$—	$—
Total	$2,385,875	$—	$2,385,875	$2,385,875	$—	$—

The following table presents the fair value of derivative instruments for the North Square Trilogy Alternative Return Fund as of November 30, 2021 as presented on the Fund’s statement of assets and liabilities:

	Fair Value		Net Unrealized
			Gain (Loss) on
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Open Positions
North Square Trilogy Alternative Return Fund
Option Contracts
Purchased Option Contracts	$6,070,950	$—	$1,915,013
Written Option Contracts	—	2,385,875	(538,299)
Total Option Contracts	$6,070,950	$2,385,875	$1,376,714

The following table presents the results of the derivative trading and information related to volume for the year ended November 30, 2021 for the North Square Trilogy Alternative Return Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
North Square Trilogy Alternative Return Fund
Option Contracts
Purchased Option Contracts*	$200,495	$1,915,013
Written Option Contracts	(2,697,670)	(538,299)
Total Option Contracts	$(2,497,175)	$1,376,714

*	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Trilogy Alternative Return Fund during the period ended November 30, 2021 were:

	Average Notional
	Long	Short
Option contracts	$6,320,999	$(1,746,315)

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Note 13 – Accounting Regulations

Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact,

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2021 (Unaudited)

if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s).  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

Rule 2a-5

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Rule 12d1-4

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021.

London Interbank Offered Rate (“LIBOR”)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting of the Fund’s Board of Trustees (the “Board”) on October 27, 2021, the Board approved, among other items, (i) the termination of the subadvisory agreement between North Square Investments, LLC (the “Adviser”) and Oak Ridge Investments, LLC with respect to the Small Cap Growth Fund, All Cap Growth Fund, and Dividend Growth Fund and (ii) subadvisory agreements (the “Subadvisory Agreements”) between the Adviser and NSI Retail Advisors, LLC, an affiliate of the Adviser (“NSI Retail Advisors”), with respect to the Small Cap Growth Fund, Advisory Research, Inc. with respect to the All Cap Growth Fund, and Red Cedar Investment Management, LLC with respect to the Dividend Growth Fund. The Subadvisory Agreements went into effect on January 11, 2022. In connection with the appointment of the new sub-advisers, the Board also approved changes in the Fund names from North Square Oak Ridge Small Cap Growth Fund to North Square Spectrum Alpha Fund, from North Square Oak Ridge All Cap Growth Fund to North Square Advisory Research Small Cap Growth Fund, and from North Square Oak Ridge Dividend Growth Fund to North Square Preferred and Income Securities Fund. In addition, the Board approved changes to the Funds’ non‐fundamental investment policies, principal investment strategies and principal risks to reflect the new sub-advisers’ investment approach for each respective Fund.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of the Continuation/Re-Approval of the Investment Advisory Agreement, and Sub-Advisory Agreement and Related Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on June 24, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of each of its series (each, a “Fund” and collectively, the “Funds”); (ii) the investment sub-advisory agreement between the Adviser and Oak Ridge Investments, LLC (“Oak Ridge Investments”), with respect to North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge All Cap Growth Fund, North Square Oak Ridge Dividend Growth Fund and North Square Multi Strategy Fund; and (iii) the investment sub-advisory agreement between the Adviser and Algert Global LLC (“Algert Global” and collectively with Oak Ridge Investments, the “Sub-Advisers”), with respect to North Square Dynamic Small Cap Fund.  The Adviser and the Sub-Advisers are collectively referred to as the “Advisers.” The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for re-approval/continuation, the Board requested and reviewed responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In this capacity, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, memoranda provided by both legal counsel and independent trustee counsel summarizing the guidelines relevant to the Board’s consideration of the approvals of such Agreements, a memorandum and other information provided in response to Section 15(c) requests to the Adviser and Sub-Advisers by Independent Trustee Counsel on behalf of the Board (including, but not limited to, each of the Advisers’ Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended March 31, 2021, advisory fees and expense ratios, information about  similar accounts managed by the Adviser, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information provided by the Adviser during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund.  The Board considered the Adviser’s 15(c) response and discussed various questions and information with representatives of the Advisers at the Meeting.  The Board also considered the materials and presentations (via teleconference) by Trust officers and representatives of the Advisers and Sub-Advisers provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers.  Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the Agreements for a New Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided legal memoranda to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements.  A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds.

The Board also considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records of the Advisers. In this regard, the Board considered the Adviser’s compliance programs. The Board

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

noted the Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to address cybersecurity risks and invest in business continuity planning, including the steps taken by the Adviser to address the challenges created by the Covid-19 pandemic.

With respect to the Adviser, the Board considered the Funds’ ongoing operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement.

With respect to the Sub-Advisers, which provide certain day-to-day portfolio advisory services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser oversees potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio managers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided by the Adviser and the Sub-Advisers, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund over different time periods presented in the materials. The Board noted that performance for certain longer time periods were the performance of Predecessor Funds that had similar investment objectives that were managed by the same Sub-Advisers prior to joining the Trust.

The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds as determined by Morningstar (the “Universe”) and a more focused peer group of funds selected from the Universe by Morningstar (the “Peer Group”). The Board received a description of the methodology used by Morningstar to select the funds in each Fund’s Peer Group and Universe.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and Universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and market and other factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Advisers continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board noted that each Fund’s total net expense ratio was as a result of the Adviser’s contractual agreement to limit each Funds’ total operating expenses to specified levels for a period of at least two years from the date of the initial prospectus for each Fund, which agreement has been continued.  The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements. In addition, the Board took note that each of the Funds remains in a relatively early stage of development, and accordingly, NSI enjoys limited or no profitability from the Funds at this time.

Based on its review, the Board did not deem the profits reported by the Advisers from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board received and considered information about the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits may be shared with shareholders of the Fund. The Board reviewed the breakpoints in the advisory fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board considered that in addition to advisory fee breakpoints, the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds remains in a relatively early stage of development.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund and independent legal counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements is in the best interest of each Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Approval of Sub-Advisory Agreement and Related Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on September 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the proposed investment sub-advisory agreement between NSI Retail Advisors, LLC (“NSI Retail” or the “Sub-Adviser”) with respect to the North Square Multi Strategy Fund. The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The investment sub-advisory agreement with the Sub-Adviser is referred to as the “Sub-Advisory Agreement,” and the Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation or approval, as applicable, the Board requested and reviewed responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses, as well as other information and data provided. In this capacity, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, memoranda provided by both legal counsel and independent trustee counsel summarizing the guidelines relevant to the Board’s consideration of the approvals of such Agreements, a memorandum and other information provided in response to Section 15(c) requests to the Adviser and Sub-Adviser by Independent Trustee Counsel on behalf of the Board (including, but not limited to, each of the Advisers’ Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Fund’s performance for periods ended June 30, 2021, advisory fees and expense ratios, information about similar accounts managed by the Adviser, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information provided by the Adviser during the course of the year, to evaluate the Agreements, as applicable, with respect to the Fund. The Board considered the Adviser’s 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Fund’s portfolio managers, as well as additional information it deemed relevant and appropriate in its judgement. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation or approval, as applicable, of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation or approval, as applicable, of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided legal memoranda to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Fund’s service providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Adviser), its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds.

The Board also considered the Advisers’ professional personnel who provide or will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records of the Advisers. In this regard, the Board considered the Adviser’s compliance programs. The Board noted the Advisers’ support of the Fund’s compliance control structure, including the resources that are devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to address cybersecurity risks and invest in business continuity planning, including the steps taken by the Adviser to address the challenges created by the Covid-19 pandemic.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

With respect to the Adviser, the Board considered the Fund’s ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser currently provides under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. The Board also considered the financial support provided by affiliates of the Adviser that enabled the Adviser to expand the NSI Funds Complex, including through the adoption of the Stadion Funds.

With respect to the Sub-Adviser, which provides certain day-to-day portfolio advisory services for the Fund, subject to oversight by the Adviser, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of the Fund’s portfolio managers or anticipated portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser oversees or will oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio managers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Adviser, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that the Fund was likely to continue to benefit from services being provided or to be provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of the Fund over different time periods presented in the materials. The Board noted, as applicable, that performance for certain longer time periods were the performance of Predecessor Fund that had similar investment objectives that was managed by the same Sub-Adviser prior to joining the Trust.

The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of the Fund to its benchmark index, and to a universe of peer funds as determined by Morningstar (the “Universe”) and a more focused peer group of funds selected from the Universe by Morningstar (the “Peer Group”). The Board received a description of the methodology used by Morningstar to select the funds in the Fund’s Peer Group and Universe.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Fund relative to its benchmark and universe for the relevant periods. The Board evaluated the explanations for any relative underperformance of the Fund during these periods, including with respect to investment decisions and market and other factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Adviser continue to have or will have, as applicable, the capability of providing satisfactory investment performance for the Fund, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of the Fund that is being paid to the Adviser under the Advisory Agreement and the Fund’s total net expense ratio. The Board noted that the Fund’s total net expense ratio was as a result of the Adviser’s contractual agreement to limit the Funds’ total operating expenses to specified levels for a period of at least two years from the date of the initial prospectus for the Fund, which agreement has been continued. The Board also reviewed and considered the sub-advisory fee rate being paid by the Adviser to the Sub-Adviser for sub-advisory services.

The Board reviewed information from Morningstar comparing the Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of the Fund’s fees and total expense ratio.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by the Adviser and not delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis. The Board reviewed and considered that NSI Retail Advisors was an affiliated Sub-Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Fund and the profitability to the Adviser from providing services to the Fund. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to the Sub-Adviser from providing services to the Fund. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement. In addition, the Board took note that the Fund remains in a relatively early stage of development, and accordingly, NSI enjoys limited or no profitability from the Fund at this time.

Based on its review, the Board did not deem the profits reported by the Advisers from services being provided to the Fund to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to the Fund as the Fund grows. The Board reviewed the breakpoints in the advisory fee schedule for the Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board considered that in addition to advisory fee breakpoints, the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that the Fund remains in a relatively early stage of development.

The Board concluded that, especially in light of the current stage of development of the Fund, the Adviser’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationship with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of its relationship with the Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund and independent legal counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements and the approval of the new sub-advisory agreement with respect to NSI Retail are in the best interest of the Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Approval of Sub-Advisory Agreement and Related Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on October 27, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the continuation of the investment advisory agreement, with certain limited amendments, (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of each of the North Square Funds in the Funds Complex (each, a “Fund” and collectively, the “Funds”); (ii) the proposed investment sub-advisory agreement between the Adviser and Red Cedar with respect to the North Square Oak Ridge Dividend Growth Fund; (iii) the proposed investment sub-advisory agreement between the Adviser and Advisory Research, Inc. (“Advisory Research”) with respect to the North Square Oak Ridge All Cap Growth Fund; and (iv) the proposed investment sub-advisory agreement between the Adviser and NSI Retail Advisors, LLC (“NSI Retail Advisors” collectively with both Red Cedar and Advisory Research, the “Sub-Advisers”) with respect to the North Square Oak Ridge Small Cap Growth Fund. The Adviser and the Sub-Advisers are collectively referred to as the “Advisers.” The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation or approval, as applicable, the Board requested and reviewed responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses, as well as other information and data provided or presented to the Board. In this capacity, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, memoranda provided by both legal counsel and independent trustee counsel summarizing the guidelines relevant to the Board’s consideration of the approvals of such Agreements, a memorandum and other information provided in response to Section 15(c) requests to the Adviser and Sub-Advisers by Independent Trustee Counsel on behalf of the Board (including, but not limited to, each of the Advisers’ Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance, advisory fees and expense ratios (information about similar accounts managed by the Adviser) and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary or relevant, including information provided by the Adviser and Sub-Advisers, as well as other service providers to the Trust, during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board considered the Adviser’s 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers and Sub-Advisers provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including quality of services, performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as additional information it deemed relevant and appropriate in its judgement. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation or approval, as applicable, of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation or approval, as applicable, of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment, identifying and weighing such factors as they deemed appropriate in light of the context. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided legal memoranda to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board also noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of each Adviser), willingness to consider and implement organizational and operational changes designed to enhance services to the Funds.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also considered the Advisers’ professional personnel who provide or will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the Advisers’ compliance programs. The Board noted the Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to, for example, address cybersecurity risks and invest in business continuity planning, including the steps taken by the Adviser to address the challenges created by the Covid-19 pandemic.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, recommendations as to Sub-Advisers for the Funds (including the vetting and monitoring of each Sub-Adviser), monitoring and evaluating the performance and operations of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers. The Board also considered the process used by the Adviser, consistent with this structure, to identify, evaluate and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. The Board also considered the financial support provided by affiliates of the Adviser that enabled the Adviser to maintain and grow the Fund Complex, including through the recent adoption of the Stadion Funds.

With respect to the Sub-Advisers, which provide certain day-to-day portfolio advisory services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of each Fund’s portfolio managers or anticipated portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser oversees or will oversee potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio managers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Advisers, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided or to be provided under each of the Agreements.

Fund Performance

As applicable, the Board reviewed the performance of each Fund over different time periods presented in the materials. The Board noted that performance for certain longer time periods were the performance of Predecessor Funds that had similar investment objectives that were managed by the same parties prior to joining the Trust.

The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds as determined by Morningstar (the “Universe”) and a more focused peer group of funds selected from the Universe by Morningstar (the “Peer Group”). The Board received a description of the standard methodology used by Morningstar to select the funds in each Fund’s Peer Group and Universe.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to and or detracting from, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations provided for any relative underperformance of a Fund during these periods.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Advisers continued to have or will have, as applicable, the capability of providing satisfactory investment services and performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board noted that each Fund’s total net expense ratio was limited by Adviser’s contractual agreement to limit each Funds’ total operating expenses to specified levels for a period of at least two years from the date of the initial prospectus for each Fund, which agreement has been continued for another year. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis. In the case of the Multi-Strategy Fund, the Board reviewed and considered that NSI Retail Advisors was an affiliated Sub-Adviser.

With respect to the approval of the proposed Sub-Advisory Agreement with NSI Retail Advisors, to provide sub-advisory services to the North Square Oak Ridge Small Cap Growth Fund, the Board also considered the investment strategy to invest in other investment companies (“Acquired Funds”), rather than making direct investments in the underlying securities in which the Acquired Funds invest. The Board concluded that the services provided under the Advisory Agreement and Sub-Advisory Agreement were not duplicative of the services provided under the Acquired Funds’ advisory contracts.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about, and recognized, the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements. In addition, the Board took note that each of the Funds remains in a relatively early stage of development, and accordingly, NSI enjoys limited or no profitability from the Funds at this time, and the profitability to any specific Fund is limited.

Based on its review, the Board did not deem any profits received by the Advisers from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board reviewed the breakpoints in the advisory fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board considered that in addition to advisory fee breakpoints, the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds remains in a relatively early stage of development, and that other scale benefits, such as advisory fee breakpoints, would need to be considered when the Funds grow.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s current arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable, recognizing that, in light of the size of the Funds, the benefits are limited at this time.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund and independent legal counsel, the Board, including the Independent Trustees, concluded that the continuation/approval of the Agreements are in the best interest of each Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Trustees and Officers Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	12	None
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	12	Chairman and Director
(1952)	Board and Trustee		Independent Life Insurance Company		Emeritus, TD Funds
			(since 2018); Financial Services Executive,		USA (2009 – 2019)
			Advisor and Founder of BlackSterling		Director, Abel Noser
			Partners, LLC (private investments and		Holdings, LLC (since
			advisory firm) (since 2004); Executive Vice		2016); Member, USC
			Chairman and Senior Advisor at Kennedy		Marshall Business School
			Wilson (real estate investment company)		Board (since 2010);
			(2009 – 2016).		President and Trustee,
Christ Church
(2008 – 2016); Director,
Lepercq de Neuflize
(2009 – 2016); Chairman
and Trustee Emeritus
(since 2014), Director,
FEG Investment Advisors
(since 2017); Director,
Independent Life
Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Professor of Practice (since 2019), Director,	12	Director, The
(1960)			Professional/Employer Development,		Vantagepoint Funds
			Finance Department (2015 – 2019), Adjunct		(2015 – 2016).
Lecturer (2010 – 2019), and Business Director,
MBA Finance Career Academy (2008 – 2015),
University of Iowa, Tippie College of Business;
Chair (2013 – 2016), Director (1999 – 2016),
and Investment Committee Member (1999 –
2013) and Chair (2003 – 2013),
University of Iowa Foundation.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	12	None
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
and Executive Vice President (2014 – 2015),
Oak Ridge Investments, LLC.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust:
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance Officer	N/A	N/A
(1956)	and		(July 2018 – March 2021), General Counsel and
	Secretary		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Assistant Compliance Director, Cipperman	N/A	N/A
(1980)	Compliance		Compliance Services, LLC (since 2014).
Officer

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the eight Funds, the North Square Advisory Research All Cap Value Fund, and the North Square Strategic Income Fund, the North Square Altrinsic International Equity Fund, and the North Square McKee Bond Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the North Square Investments Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the funds within the Trust (the “Funds”). The Program seeks to assess and manage each Funds’ liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Funds’ investment adviser as the administrator for the Program (the “Trust Program Administrator”).

At its meeting on December 8-9, 2021, the Board received and reviewed a written report (the “Report”) from the Trust’s Vice President, on behalf of the Trust Program Administrator, concerning the operation of the Program for the period of October 1, 2020 through September 30, 2021 (the “Period”). The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid  investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

The Report summarized the operation of the Program and the information and factors considered by the Trust Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. The Report considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Trust Program Administrator. The Report stated that the Funds have retained ICE Data Services, a third-party vendor, to provide a liquidity risk classification specified by the Rule. The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Trust Program Administrator concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. There were no material changes to the Program during the Period.

Based on its review, the Report of the Trust Program Administrator concluded that the Program is reasonably designed to assess and manage liquidity risk and has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Funds’ liquidity developments.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2021 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2021 to November 30, 2021.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Growth Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class A	Actual Performance	$1,000.00	$1,043.60	$7.12
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$7.03
Class I	Actual Performance	$1,000.00	$1,045.00	$5.84
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.35	$5.77

*
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, and 1.14% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dynamic Small Cap Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class I	Actual Performance	$1,000.00	$1,028.60	$5.19
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.16

*
Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2021 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
All Cap Growth Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class I	Actual Performance	$1,000.00	$1,142.10	$5.10
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.31	$4.81

*
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Multi Strategy Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class A	Actual Performance	$1,000.00	$1,050.50	$4.11
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.06	$4.05
Class I	Actual Performance	$1,000.00	$1,051.90	$2.73
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.41	$2.69

*
Expenses are equal to the Fund’s annualized expense ratios of 0.80% and 0.53% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dividend Growth Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class I	Actual Performance	$1,000.00	$1,067.30	$5.18
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Tactical Growth Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class A	Actual Performance	$1,000.00	$1,023.00	$ 7.86
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$ 7.84
Class C	Actual Performance	$1,000.00	$1,019.50	$11.64
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.61
Class I	Actual Performance	$1,000.00	$1,024.20	$ 6.60
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$ 6.58

*
Expenses are equal to the Fund’s annualized expense ratios of 1.55%, 2.30% and 1.30% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2021 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Tactical Defensive Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class A	Actual Performance	$1,000.00	$1,048.20	$ 9.45
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.84	$ 9.30
Class C	Actual Performance	$1,000.00	$1,043.80	$13.37
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.98	$13.16
Class I	Actual Performance	$1,000.00	$1,048.80	$ 8.47
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.80	$ 8.34

*
Expenses are equal to the Fund’s annualized expense ratios of 1.84%, 2.61% and 1.65% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Trilogy Alternative Return Fund		6/1/21	11/30/21	6/1/21 – 11/30/21
Class A	Actual Performance	$1,000.00	$ 996.60	$ 8.16
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.90	$ 8.24
Class C	Actual Performance	$1,000.00	$ 992.10	$11.89
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.14	$12.01
Class I	Actual Performance	$1,000.00	$ 997.80	$ 6.91
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$ 6.98

*
Expenses are equal to the Fund’s annualized expense ratios of 1.63%, 2.38% and 1.38% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

(This Page Intentionally Left Blank.)

North Square Funds

Advisor
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor	Sub-Advisor
Algert Global LLC	NSI Retail Advisors, LLC	Oak Ridge Investments, LLC
101 California Street, Suite 4225	One Gateway Center	10 South LaSalle Street, Suite 1900
San Francisco, California 94111	Pittsburgh, Pennsylvania 15222	Chicago, Illinois 60603

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Oak Ridge Small Cap Growth Fund	Class A	ORIGX	66263L304
North Square Oak Ridge Small Cap Growth Fund	Class I	ORIYX	66263L858
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L825
North Square Oak Ridge All Cap Growth Fund	Class I	ODGIX	66263L601
North Square Multi Strategy Fund	Class A	ORILX	66263L700
North Square Multi Strategy Fund	Class I	PORYX	66263L833
North Square Oak Ridge Dividend Growth Fund	Class I	ORDNX	66263L882
North Square Tactical Growth Fund	Class A	ETFAX	66263L734
North Square Tactical Growth Fund	Class C	ETFCX	66263L742
North Square Tactical Growth Fund	Class I	ETFOX	66263L726
North Square Tactical Defensive Fund	Class A	ETFRX	66263L718
North Square Tactical Defensive Fund	Class C	ETFZX	66263L692
North Square Tactical Defensive Fund	Class I	ETFWX	66263L684
North Square Trilogy Alternative Return Fund	Class A	STTGX	66263L650
North Square Trilogy Alternative Return Fund	Class C	STTCX	66263L668
North Square Trilogy Alternative Return Fund	Class I	STTIX	66263L676

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521 or by visiting the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:	/s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:	February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:	February 4, 2022

By:	/s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:	February 4, 2022